ARTISAN PARTNERS FUNDS, INC

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

*	Non-income producing security
#	Percentages for the various classifications relate to total net assets
^	Amount rounds to less than $1 or 0.1%
‡	One contract is equal to 100 shares.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Investment abbreviations
ADR	American Depositary Receipt
BOA	Bank of America
BUBOR	Budapest Interbank Offered Rate
CAONREPO	Canadian Overnight Repo Rate
CDI	Certificate of Interbank Deposit
CGM	Citigroup Global Markets
CITI	Citibank, N.A.
Escrow shares	Financial instruments that are held by a third party, such as a bank or attorney, until certain conditions are met.
GDR	Global Depositary Receipt
GS	Goldman Sachs International
ICBCSB	ICBC Standard Bank Plc
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
JPM	JPMorganChase Bank, N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
OMO	Open Market Operations
OTC	Over-the-Counter
PIK	Payment-In-Kind
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
SCB	Standard Chartered Bank
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Mexican Interbank Equilibrium Interest Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offer Rate

Currency abbreviations
AED	United Arab Emirates dirham	JMD	Jamaican dollar
ALL	Albanian lek	JPY	Japanese yen
AMD	Armenian dram	KES	Kenyan shilling
AUD	Australian dollar	KRW	Korean won
BRL	Brazilian real	KZT	Kazakhstan tenge
CAD	Canadian dollar	MXN	Mexican peso
CHF	Swiss franc	MYR	Malaysia ringgit
CLP	Chilean peso	NGN	Nigerian naira
CNH	Chinese yuan	NOK	Norwegian krone
CNY	Chinese yuan	PEN	Peruvian nuevo sol
COP	Colombian peso	PLN	Polish zloty
CRC	Costa Rican colón	PYG	Paraguay guarani
CZK	Czech koruna	RON	Romanian leu
DKK	Danish krone	RSD	Serbian dinar
DOP	Dominican peso	RUB	Russian ruble
EGP	Egyptian pound	SEK	Swedish krona
EUR	Euro	THB	Thailand baht
GBP	British pound	TRY	Turkish lira
GEL	Georgian lari	TWD	New Taiwan dollar
HKD	Hong Kong dollar	USD	US dollar
HUF	Hungarian forint	UYU	Uruguayan peso
IDR	Indonesian rupiah	UZS	Uzbekistani som
ILS	Israel new shekel	VND	Vietnamese dong
INR	Indian rupee	ZAR	South African rand
ISK	Iceland krona

Artisan Developing World Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 97.4%

AUSTRALIA - 1.2%
WiseTech Global Ltd.(1)	630	$41,847

BRAZIL - 10.6%
MercadoLibre, Inc.*	123	202,876
NU Holdings Ltd., Class A*	12,384	159,632
		362,508
CHINA - 16.3%
Kanzhun Ltd., ADR	3,915	73,639
KE Holdings, Inc., ADR	5,130	72,587
Kweichow Moutai Co. Ltd., Class A(1)	408	82,365
Meituan, Class B*(1)(2)	8,351	118,310
PDD Holdings, Inc., ADR*	298	39,597
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A(1)	1,577	63,217
Tencent Holdings Ltd.(1)	2,206	104,700
		554,415
FRANCE - 4.2%
Hermes International SCA(1)	17	38,970
LVMH Moet Hennessy Louis Vuitton SE(1)	135	103,525
		142,495
INDIA - 14.0%
Apollo Hospitals Enterprise Ltd.(1)	1,106	81,878
HDFC Bank Ltd., ADR	1,677	107,856
MakeMyTrip Ltd.*	2,389	200,934
One 97 Communications Ltd.*(1)	4,992	23,989
PB Fintech Ltd.*(1)	1,387	23,184
Zomato Ltd.*(1)	16,093	38,511
		476,352
NETHERLANDS - 7.7%
Adyen NV*(1)(2)	132	157,068
ASML Holding NV, ADR	101	103,570
		260,638
SINGAPORE - 9.0%
Grab Holdings Ltd., Class A*	32,086	113,903
Sea Ltd., ADR*	2,694	192,398
		306,301
UNITED STATES - 34.4%
Airbnb, Inc., Class A*	1,039	157,535
Cadence Design Systems, Inc.*	340	104,764
Coca-Cola Co. (The)	1,783	113,474
Crowdstrike Holdings, Inc., Class A*	393	150,560
Mastercard, Inc., Class A	86	38,111
Netflix, Inc.*	154	103,841
NVIDIA Corp.	1,332	164,577
Snowflake, Inc., Class A*	558	75,333
Veeva Systems, Inc., Class A*	577	105,612
Visa, Inc., Class A	593	155,728
		1,169,535
Total common stocks
(Cost $1,922,164)		3,314,091

SHORT-TERM INVESTMENT - 1.7%

INVESTMENT COMPANY - 1.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $58,982)	58,982	58,982

Total investments - 99.1% (Cost $1,981,146)		3,373,073
Other assets less liabilities - 0.9%		30,042
Total net assets - 100.0%#		$3,403,115

Artisan Developing World Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $877,564, or 25.8% of total net assets. See notes (B) and (C) in the accompanying notes.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the value of these securities was $275,378 or 8.1% of net assets.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$474,578	14.1%
Consumer Discretionary	900,258	26.7
Consumer Staples	195,839	5.8
Financials	665,568	19.7
Health Care	250,707	7.4
Industrials	113,903	3.4
Information Technology	640,651	19.0
Real Estate	72,587	2.2
Short-Term Investment	58,982	1.7
Total investments	$3,373,073	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
AUD	$41,847	1.2%
CNY	145,582	4.3
EUR	299,563	8.9
HKD	223,010	6.6
INR	167,562	5.0
USD	2,495,509	74.0
Total investments	$3,373,073	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value

SOVEREIGN GOVERNMENT BONDS AND BOND PARTICIPATION NOTES - 61.2%

ALBANIA - 1.2%
Albanian Government Bond
4.21%, 1/15/2026	ALL	14,000	$150
5.00%, 2/24/2026	ALL	13,000	141
6.00%, 2/13/2028	ALL	9,500	107
5.25%, 1/26/2029	ALL	21,500	233
5.63%, 11/8/2030	ALL	19,000	203
			834

ANGOLA - 1.5%
Republic of Angola
6.93%, 2/19/2027(1)		$124	120
8.25%, 5/9/2028(1)		550	517
9.13%, 11/26/2049(1)		550	451
			1,088

ARMENIA - 0.3%
Republic of Armenia
9.25%, 4/29/2028	AMD	70,000	178

BAHAMAS - 4.1%
Commonwealth of the Bahamas
6.00%, 11/21/2028(1)		1,805	1,577
9.00%, 6/16/2029(1)		420	399
6.95%, 11/20/2029(1)		232	200
8.95%, 10/15/2032(1)		800	747
			2,923

BENIN - 3.2%
Benin Government Bond
4.88%, 1/19/2032(1)	EUR	1,880	1,684
4.95%, 1/22/2035(1)	EUR	370	313
6.88%, 1/19/2052(1)	EUR	285	240
			2,237

CAMEROON - 2.5%
Republic of Cameroon
9.50%, 11/19/2025(1)		920	907
5.95%, 7/7/2032(1)	EUR	1,005	834
			1,741

DOMINICAN REPUBLIC - 0.0%^
Dominican Republic Government Bond
6.50%, 11/27/2026(1)	DOP	1,450	22

EGYPT - 0.9%
Arab Republic of Egypt
7.50%, 2/16/2061(1)		1,000	670

EL SALVADOR - 1.7%
Republic of El Salvador
0.25%, 4/17/2030 IO(1)		$726	$21
9.25%, 4/17/2030(1)		926	822
8.25%, 4/10/2032(1)		500	393
			1,236

GABON - 1.5%
Gabonese Republic
6.95%, 6/16/2025(1)		1,200	1,098

GEORGIA - 1.0%
Republic of Georgia
2.75%, 4/22/2026(1)		780	716

INDIA - 3.5%
Asian Infrastructure Investment Bank (The)
7.00%, 3/1/2029(1)	INR	76,000	900
International Bank for Reconstruction & Development
6.50%, 4/17/2030	INR	45,000	525
Republic of India
7.54%, 5/23/2036	INR	84,200	1,046
			2,471

INDONESIA - 6.4%
Republic of Indonesia
6.38%, 4/15/2032	IDR	4,100,000	241
7.50%, 8/15/2032	IDR	4,500,000	281
6.63%, 2/15/2034	IDR	17,000,000	1,005
8.25%, 5/15/2036	IDR	9,854,000	656
7.13%, 6/15/2042	IDR	25,000,000	1,521
7.13%, 6/15/2043	IDR	13,985,000	853
			4,557

IRAQ - 3.8%
Republic of Iraq
5.80%, 1/15/2028(1)		2,863	2,673

IVORY COAST - 2.6%
Republic of Cote d’Ivoire
5.25%, 3/22/2030(1)	EUR	845	822
6.88%, 10/17/2040(1)	EUR	1,170	1,046
			1,868

JAMAICA - 0.8%
Jamaica Government Bond
9.63%, 11/3/2030	JMD	79,000	536

KENYA - 3.9%
Republic of Kenya
7.00%, 5/22/2027(1)		1,520	1,445
9.75%, 2/16/2031(1)		1,390	1,333
			2,778

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
NIGERIA - 1.0%
Federal Republic of Nigeria
7.63%, 11/21/2025(1)		$716	$717

PAKISTAN - 1.6%
Islamic Republic of Pakistan
6.88%, 12/5/2027(1)		340	294
7.38%, 4/8/2031(1)		1,040	820
			1,114

PAPUA NEW GUINEA - 2.1%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(1)		1,525	1,456

PARAGUAY - 2.2%
Paraguay Treasury Bond Participation Note
9.03%, 2/15/2030(2)(3)(4)(5)		654	648
8.00%, 3/3/2036(2)(3)(4)(5)		211	202
Republic of Paraguay
7.90%, 2/9/2031(1)	PYG	5,045,000	693
			1,543

PERU - 5.7%
Bonos de la Tesoreria
7.30%, 8/12/2033(1)	PEN	2,200	587
5.40%, 8/12/2034	PEN	14,960	3,420
			4,007

RWANDA - 0.5%
Republic of Rwanda
5.50%, 8/9/2031(1)		425	341

SENEGAL - 0.3%
Republic of Senegal
6.25%, 7/30/2024(1)		200	199

SOUTH AFRICA - 1.4%
Republic of South Africa
8.25%, 3/31/2032	ZAR	20,800	996

SURINAME - 4.1%
Suriname Government International Bond
4.95% Cash, 3.00% PIK, 7/15/2033(1)		3,169	2,903

TAJIKISTAN - 1.5%
Republic of Tajikistan
7.13%, 9/14/2027(1)		1,140	1,084

ZAMBIA - 1.9%
Republic of Zambia
5.75%, 6/30/2033(1)(6)		1,103	966
0.50%, 12/31/2053(1)		781	381
			1,347
Total sovereign government bonds and bond participation notes (Cost $43,605)			43,333

CORPORATE BONDS - 14.2%

BRAZIL - 2.6%
Karoon USA Finance, Inc.
10.50%, 5/14/2029(1)		650	654
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(1)		856	759
Trident Energy Finance plc
12.50%, 11/30/2029(1)		350	359
Unigel Luxembourg SA
8.75%, 10/1/2026(1)(7)		253	71
			1,843

CHILE - 0.6%
ATP Tower Holdings LLC
4.05%, 4/27/2026(1)		420	397

COLOMBIA - 2.0%
Aris Mining Corp.
6.88%, 8/9/2026(1)		1,077	1,012
EnfraGen Energia Sur SA
5.38%, 12/30/2030(1)		460	384
			1,396

CZECH REPUBLIC - 1.5%
Energo-Pro A/S
8.50%, 2/4/2027(1)		450	448
11.00%, 11/2/2028(1)		570	604
			1,052

DOMINICAN REPUBLIC - 3.8%
Banco Central de la Republica Dominicana
13.00%, 12/5/2025(1)	DOP	87,270	1,500
13.00%, 1/30/2026(1)	DOP	69,580	1,201
			2,701

MEXICO - 0.9%
Petroleos Mexicanos
6.95%, 1/28/2060		1,020	675

MOLDOVA, REPUBLIC OF - 0.4%
Aragvi Finance International DAC
8.45%, 4/29/2026(1)		360	301

NIGERIA - 0.6%
SEPLAT Energy plc
7.75%, 4/1/2026(1)		410	401

PARAGUAY - 0.3%
Frigorifico Concepcion SA
7.70%, 7/21/2028(1)		310	211

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
PERU - 1.0%
Inkia Energy Ltd.
5.88%, 11/9/2027(1)		$687	$684

UNITED KINGDOM - 0.5%
3T Global Holdco Ltd.
11.25%, 5/22/2028		375	380

Total corporate bonds (Cost $10,056)			10,041

BANK LOANS - 2.8%

PARAGUAY - 0.8%
Frigorifico Concepcion Term Loan B
(SOFR + 5.50%), 10.83%, 12/8/2026(3)(4)(8)		600	528

TANZANIA - 2.0%
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 10.70%, 3/6/2031(3)(4)(8)		1,450	1,432

Total bank loans (Cost $2,050)			1,960

SHORT-TERM INVESTMENTS - 14.4%

SOVEREIGN GOVERNMENT TREASURY BILLS - 12.6%
Arab Republic of Egypt
24.50%, 8/27/2024(9)	EGP	51,000	1,022
24.87%, 9/17/2024(9)	EGP	89,600	1,770
24.95%, 9/24/2024(9)	EGP	40,625	799
25.41%, 11/26/2024(9)	EGP	25,000	472
25.49%, 12/10/2024(9)	EGP	16,300	305
25.70%, 3/18/2025(9)	EGP	23,500	413
Banco Central del Uruguay
8.59%, 8/2/2024(9)	UYU	26,550	668
8.84%, 1/29/2025(9)	UYU	11,210	270
8.82%, 2/7/2025(9)	UYU	10,200	245
8.93%, 4/25/2025(9)	UYU	10,100	239
Federal Republic of Nigeria
22.95%, 2/6/2025(9)	NGN	392,349	227
23.95%, 3/6/2025(9)	NGN	1,160,000	658
24.70%, 3/27/2025(9)	NGN	940,000	525
Nigeria OMO Bill
26.62%, 5/20/2025(9)	NGN	210,000	112
Republic of Albania
3.64%, 11/28/2024(9)	ALL	9,100	95
3.28%, 12/12/2024(9)	ALL	15,000	158
3.70%, 1/30/2025(9)	ALL	12,000	125
3.71%, 2/13/2025(9)	ALL	27,800	290
3.80%, 4/17/2025(9)	ALL	7,500	78
3.76%, 5/1/2025(9)	ALL	16,800	174
Republic of Armenia
8.08%, 9/30/2024(9)	AMD	60,000	151
8.39%, 12/2/2024(9)	AMD	59,000	147

Total sovereign government treasury bills (Cost $9,049)			8,943

	Shares Held

INVESTMENT COMPANIES - 1.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19%	1,257	1,257
Federated Treasury Obligations Fund - Institutional Class, 5.17%	1	1
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 5.23%	1	1
Total investment companies (Cost $1,259)		1,259
Total short-term investments (Cost $10,308)		10,202

Total investments - 92.6% (Cost $66,019)		65,536
Other assets less liabilities - 7.4%		5,236
Total net assets - 100.0%#		$70,772

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the value of these securities was $39,377 or 55.6% of net assets.
(2)	Security is a bond participation note issued by Itau BBA International plc. Bond participation notes are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,810, or 4.0% of total net assets. See notes (B) and (C) in the accompanying notes.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets

Paraguay Treasury Bond Participation Note, 9.03%, 02/15/2030	08/17/2023 - 03/04/2024	$651	$648	0.9%

Paraguay Treasury Bond Participation Note, 8.00%, 03/03/2036	3/27/2024	211	202	0.3%

(6)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of June 30, 2024.
(7)	Defaulted security.
(8)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of June 30, 2024.
(9)	Yield to maturity.

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$380	0.6%
Consumer Staples	1,040	1.6
Energy	3,900	5.9
Financials	4,133	6.3
Industrials	397	0.6
Materials	1,083	1.7
Sovereign Government Securities	43,333	66.1
Utilities	1,068	1.6
Short-Term Investments	10,202	15.6
Total investments	$65,536	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
ALL	$1,754	2.7%
AMD	476	0.7
DOP	2,723	4.2
EGP	4,781	7.3
EUR	4,939	7.5
IDR	4,557	7.0
INR	2,471	3.8
JMD	536	0.8
NGN	1,522	2.3
PEN	4,007	6.1
PYG	693	1.0
USD	34,659	52.9
UYU	1,422	2.2
ZAR	996	1.5
Total investments	$65,536	100.0%

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR**	101,579	USD	1,216	CGM	7/1/2024	$2
EUR	2,026	CZK	50,750	SCB	7/2/2024	— ^
EUR	2,303	HUF	909,324	SCB	7/2/2024	— ^
EUR	2,255	PLN	9,715	SCB	7/2/2024	2
PLN	860	EUR	199	SCB	7/2/2024	— ^
USD	4,343	BRL**	23,960	CGM	7/2/2024	57
USD	361	NGN**	330,000	SCB	7/8/2024	143
INR**	68,579	USD	821	CGM	7/9/2024	2
USD	540	INR**	45,000	CGM	7/9/2024	— ^
RSD	500,736	EUR	4,270	SCB	7/12/2024	8
MXN	7,892	USD	426	JPM	7/15/2024	5
USD	2,238	PEN**	8,403	CGM	7/15/2024	52
TRY	13,900	USD	390	SCB	7/31/2024	22
EUR	2,025	CZK	50,750	SCB	8/2/2024	1
TRY	57,900	USD	1,594	SCB	9/10/2024	46
USD	7,384	EUR	6,861	SCB	9/18/2024	8
KES**	46,000	USD	335	CITI	10/15/2024	5
AMD**	45,000	USD	112	ICBCSB	10/18/2024	2
UZS**	200,000	USD	14	SCB	2/7/2025	1
Total unrealized appreciation						356
USD	1,215	INR**	101,579	CGM	7/1/2024	(3)
BRL**	23,960	USD	4,578	CGM	7/2/2024	(291)
CZK	50,750	EUR	2,053	SCB	7/2/2024	(29)
HUF	909,324	EUR	2,325	SCB	7/2/2024	(25)
PLN	8,855	EUR	2,069	SCB	7/2/2024	(16)
NGN**	330,000	USD	367	SCB	7/8/2024	(148)
CLP**	650,700	USD	707	CGM	7/15/2024	(16)
PEN**	500	USD	133	CGM	7/15/2024	(2)
USD	154	MXN	2,900	JPM	7/15/2024	(5)
USD	1,024	ZAR	19,148	SCB	7/15/2024	(27)
KZT**	334,204	USD	712	ICBCSB	7/29/2024	(8)
KZT**	200,300	USD	427	SCB	7/29/2024	(6)
BRL**	23,960	USD	4,328	CGM	8/2/2024	(58)
CZK	50,750	EUR	2,025	SCB	8/2/2024	(1)
HUF	909,324	EUR	2,297	SCB	8/2/2024	(1)
PLN	9,715	EUR	2,251	SCB	8/2/2024	(2)
USD	1,304	IDR**	21,515,419	CGM	8/19/2024	(10)
KZT**	823,586	USD	1,763	ICBCSB	8/26/2024	(39)
KZT**	121,000	USD	267	SCB	8/28/2024	(14)
THB	29,090	USD	800	SCB	9/6/2024	(2)
TRY	56,920	USD	1,619	SCB	9/10/2024	(7)
KZT**	90,500	USD	197	CITI	9/16/2024	(8)
KZT**	60,500	USD	132	ICBCSB	9/16/2024	(5)
EUR	433	USD	465	SCB	9/18/2024	(—)^
USD	61	EUR	57	SCB	9/18/2024	(—)^
KES**	4,000	USD	30	ICBCSB	10/15/2024	(—)^
AMD**	52,000	USD	133	ICBCSB	10/18/2024	(1)
USD	14	UZS**	200,000	SCB	2/7/2025	(1)
Total unrealized depreciation						(725)
Net unrealized depreciation						$(369)

**	Non-deliverable.

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

FUTURES CONTRACTS
Values in thousands
Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Depreciation
Short Positions Contracts
Euro-Bobl	(6)	9/6/2024	EUR	$(600)	$(748)	$(6)
Euro-Bund	(25)	9/6/2024	EUR	(2,500)	(3,524)	(35)
U.S. Treasury 2 Year Note	(36)	9/30/2024	USD	(7,200)	(7,352)	(15)
U.S. Treasury 5 Year Note	(81)	9/30/2024	USD	(8,100)	(8,633)	(50)
U.S. Treasury 10 Year Note	(68)	9/19/2024	USD	(6,800)	(7,479)	(72)
U.S. Treasury 10 Year Ultra Note	(11)	9/19/2024	USD	(1,100)	(1,249)	(15)
Net unrealized depreciation						$(193)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Colombia	1.00	Quarterly	6/20/2034	1,250	(162)	(18)	(180)
Republic of Turki (The)	1.00	Quarterly	12/20/2028	1,520	(112)	19	(93)
Total Sell Protection					(274)	1	(273)

CENTRALLY CLEARED INTEREST RATE SWAPS Values in thousands
Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
4 week TIIE monthly	10.53 monthly	Pay	6/15/2026	MXN 173,100	(8)	45	37
4 week TIIE monthly	9.52 monthly	Pay	9/14/2033	MXN 16,900	18	(12)	6
6 month PRIBOR semi-annually	3.95 annually	Pay	12/1/2030	CZK 31,850	8	25	33
3 month JIBAR quarterly	9.80 quarterly	Pay	4/3/2034	ZAR 9,600	1	22	23
Total positive values					19	80	99

4 week TIIE monthly	9.47 monthly	Pay	3/31/2027	MXN 50,600	(23)	(11)	(34)
6 month PRIBOR semi-annually	3.82 annually	Pay	4/5/2034	CZK 79,500	(56)	22	(34)
1 day CDI at termination	9.87 at termination	Pay	1/4/2027	BRL 17,300	(57)	(97)	(154)
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 81,000	(8)	(10)	(18)
1 day CDI at termination	10.98 at termination	Pay	1/2/2026	BRL 37,640	16	(152)	(136)
1 day CDI at termination	10.34 at termination	Pay	1/2/2029	BRL 2,100	—	(36)	(36)
Total negative values					(128)	(284)	(412)
Total					(109)	(204)	(313)

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Floating Rate Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value

BANK LOANS - 87.7%

AUTO COMPONENTS - 1.2%
WP NewCo LLC Term Loan
(SOFR + 4.50%), 10.09%, 5/11/2028(1)	$1,704	$996

AUTOMOBILE COMPONENTS - 0.1%
Wheel Pros, Inc. Term Loan
(SOFR + 8.88%), 14.46%, 5/11/2028(1)	67	72

BUILDING PRODUCTS - 0.5%
CP Atlas Buyer, Inc. Term Loan B
(SOFR + 3.75%), 9.19%, 11/23/2027(1)	404	394

CAPITAL MARKETS - 3.9%
Aretec Group, Inc. Term Loan B2
(SOFR + 4.00%), 9.34%, 8/9/2030(1)	379	380
Edelman Financial Engines Center LLC Second Lien Term Loan
(SOFR + 5.25%), 10.59%, 10/6/2028(1)	1,250	1,250
Edelman Financial Engines Center LLC Term Loan
(SOFR + 3.25%), 8.59%, 4/7/2028(1)	1,339	1,341
Osaic Holdings, Inc. Term Loan
(SOFR + 4.00%), 9.34%, 8/17/2028(1)	117	117
		3,088

COMMERCIAL SERVICES - 0.7%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 10.69%, 12/21/2028(1)	567	544

COMMERCIAL SERVICES & SUPPLIES - 3.0%
OMNIA Partners LLC Term Loan
(SOFR + 3.25%), 8.57%, 7/25/2030(1)	474	474
Ryan LLC Term Loan
(SOFR + 3.50%), 8.84%, 11/14/2030(1)	1,039	1,042
VT Topco, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.84%, 8/9/2030(1)	847	849
		2,365

COMMUNICATIONS EQUIPMENT - 5.3%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.85%, 11/30/2029(1)	3,467	3,464
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 10.60%, 11/29/2030(1)	808	818
		4,282

CONSTRUCTION & ENGINEERING - 0.7%
CD&R Hydra Buyer, Inc. Term Loan
(SOFR + 4.00%), 9.44%, 3/25/2031(1)	599	599

CONTAINERS & PACKAGING - 1.1%
Iris Holding, Inc. First Lien Term Loan
(SOFR + 4.75%), 10.18%, 6/28/2028(1)	968	911

DISTRIBUTORS - 2.6%
Core & Main LP Term Loan D
(SOFR + 2.00%), 7.34%, 7/27/2028(1)	1,195	1,196
Verde Purchaser LLC Term Loan
(SOFR + 4.50%), 9.83%, 11/30/2030(1)	900	898
		2,094

DIVERSIFIED CONSUMER SERVICES - 2.7%
KUEHG Corp. Term Loan
(SOFR + 4.50%), 9.83%, 6/12/2030(1)	1,490	1,495
Wand Newco 3, Inc. First Lien Term Loan
(SOFR + 3.75%), 9.09%, 1/30/2031(1)	613	617
		2,112

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Zayo Group Holdings, Inc. Term Loan
(SOFR + 3.00%), 8.46%, 3/9/2027(1)	433	376

ELECTRICAL EQUIPMENT - 0.9%
Indicor LLC First Lien Term Loan
(SOFR + 3.25%), 8.58%, 11/22/2029(1)	699	702

ENTERTAINMENT - 1.5%
J&J Ventures Gaming LLC Delayed Draw Term Loan
(SOFR + 4.25%), 9.71%, 4/26/2028(1)	1,238	1,233

FINANCIAL SERVICES - 2.2%
CNT Holdings I Corp. First Lien Term Loan
(SOFR + 3.50%), 8.83%, 11/8/2027(1)	995	997
Kestra Advisor Services Holdings A, Inc. Term Loan
(SOFR + 4.00%), 9.34%, 3/22/2031(1)	187	187
Trans Union LLC Term Loan B5

Artisan Floating Rate Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
(SOFR + 1.75%), 7.18%, 11/16/2026(1)	$608	$607
		1,791

FOOD - 0.6%
Chefs’ Warehouse, Inc. Term Loan
(SOFR + 4.00%), 9.34%, 8/23/2029(1)	488	488

FOOD PRODUCTS - 3.5%
B&G Foods, Inc. Term Loan B4
(SOFR + 2.50%), 7.84%, 10/10/2026(1)	994	992
Fiesta Purchaser, Inc. Term Loan
(SOFR + 4.00%), 9.34%, 2/12/2031(1)	1,000	1,006
H-Food Holdings LLC Term Loan
(SOFR + 3.69%), 9.30%, 5/23/2025(1)	481	350
H-Food Holdings LLC Term Loan B2
(SOFR + 4.00%), 9.61%, 5/23/2025(1)	296	215
H-Food Holdings LLC Term Loan B3
(SOFR + 5.00%), 10.61%, 5/23/2025(1)	354	258
		2,821

FOOD SERVICE - 1.7%
TKC Holdings, Inc. Term Loan
(SOFR + 5.50%), 11.11%, 5/15/2028(1)	1,179	1,176
TKC Midco 1 LLC Term Loan
12.00% Cash, 13.50% PIK, 2/15/2027	227	186
		1,362

HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Medline Borrower LP Term Loan
(SOFR + 2.75%), 8.09%, 10/23/2028(1)	1,126	1,127

HEALTH CARE PROVIDERS & SERVICES - 4.6%
GoodRx Term Loan B
(SOFR + 3.75%), 8.98%, 1/1/2038(1)	250	248
GoodRx, Inc. First Lien Term Loan
(SOFR + 2.75%), 8.19%, 10/10/2025(1)	1,056	1,054
Mamba Purchaser, Inc. First Lien Term Loan
(SOFR + 3.25%), 8.58%, 10/16/2028(1)	809	808
Surgery Center Holdings, Inc. Term Loan
(SOFR + 2.75%), 8.09%, 12/19/2030(1)	1,567	1,569
		3,679

HOTEL & RESORT REITS - 1.2%
OEG Borrower LLC Term Loan B
(SOFR + 3.75%), 8.83%, 6/25/2031(1)	1,000	1,000

HOTELS, RESTAURANTS & LEISURE - 4.4%
BCPE Grill Parent, Inc. Term Loan
(SOFR + 4.75%), 10.09%, 9/30/2030(1)	1,648	1,621
LC Ahab US Bidco LLC Term Loan
(SOFR + 3.50%), 8.84%, 5/1/2031(1)	383	383
Motion Acquisition Ltd. Term Loan
(SOFR + 3.50%), 8.83%, 11/12/2029(1)	1,497	1,497
		3,501

HOUSEHOLD DURABLES - 0.8%
TGP Holdings III LLC First Lien Term Loan
(SOFR + 3.25%), 8.69%, 6/29/2028(1)	637	602

INSURANCE - 18.1%
Acrisure LLC Term Loan B
(SOFR + 3.00%), 8.34%, 2/16/2027(1)	1,169	1,167
AmWINS Group, Inc. Term Loan
(SOFR + 2.25%), 7.71%, 2/19/2028(1)	1,205	1,203
Amynta Agency Borrower, Inc. First Lien Term Loan
(SOFR + 4.25%), 9.55%, 2/28/2028(1)	1,489	1,491
Ardonagh Group Finance Pty Ltd. First Lien Term Loan
(SOFR + 3.75%), 8.98%, 2/27/2031(1)	1,000	997
AssuredPartners, Inc. Term Loan
(SOFR + 3.50%), 8.84%, 2/14/2031(1)	210	211
Baldwin Insurance Group Holdings LLC Term Loan
(SOFR + 3.25%), 8.59%, 5/26/2031(1)	1,231	1,230
BroadStreet Partners, Inc. Term Loan B4
(SOFR + 3.25%), 8.59%, 5/9/2031(1)	1,559	1,554
Cross Financial Corp. Term Loan B2
(SOFR + 3.50%), 8.84%, 9/15/2027(1)	998	1,000
Hub International Ltd. Term Loan
(SOFR + 3.25%), 8.57%, 6/20/2030(1)	1,118	1,120
(SOFR + 3.25%), 8.58%, 6/20/2030(1)	3	3
IMA Financial Group, Inc. Term Loan
(SOFR + 3.25%), 8.59%, 11/1/2028(1)	1,186	1,186
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.83%, 3/15/2030(1)	998	997

Artisan Floating Rate Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
OneDigital Borrower LLC First Lien Term Loan
(SOFR + 3.75%), 8.49%, 6/13/2031(1)	$500	$498
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 10.08%, 5/6/2032(1)	678	690
USI, Inc. Term Loan
(SOFR + 2.75%), 8.09%, 11/22/2029(1)	1,171	1,170
		14,517

INVESTMENT COMPANIES - 4.6%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.75%), 9.19%, 11/9/2026(1)	2,031	2,027
(SOFR + 4.50%), 9.84%, 12/13/2028(1)	514	514
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 11.69%, 11/5/2029(1)	1,211	1,204
		3,745

IT SERVICES - 2.1%
Arches Buyer, Inc. Term Loan
(SOFR + 3.25%), 8.69%, 12/6/2027(1)	784	749
StubHub Holdco Sub LLC Term Loan B
(SOFR + 4.75%), 10.09%, 3/15/2030(1)	985	984
		1,733

LEISURE PRODUCTS - 1.2%
Bulldog Purchaser, Inc. Term Loan B
(SOFR + 4.25%), 9.48%, 6/13/2031(1)	140	140
Peloton Interactive, Inc. Term Loan
(SOFR + 6.00%), 11.35%, 5/23/2029(1)	806	806
		946

MEDIA - 1.2%
Virgin Media Bristol LLC Term Loan
(SOFR + 2.50%), 7.94%, 1/31/2028(1)	1,000	955

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
Forest City Enterprises LP Term Loan
(SOFR + 3.50%), 8.96%, 12/8/2025(1)	407	377

SOFTWARE - 10.0%
Applied Systems, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.83%, 2/24/2031(1)	1,341	1,350
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 5.25%), 10.58%, 2/23/2032(1)	471	486
Central Parent LLC First Lien Term Loan
(SOFR + 3.25%), 8.58%, 7/6/2029(1)	496	489
CommerceHub, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.48%, 12/29/2027(1)	701	642
CommerceHub, Inc. Second Lien Term Loan
(SOFR + 7.00%), 12.48%, 12/29/2028(1)	60	48
Epicor Software Corp. First Lien Term Loan
(SOFR + 3.25%), 8.59%, 5/30/2031(1)	1,036	1,040
Matrix Parent, Inc. First Lien Term Loan
(SOFR + 7.00%), 10.46%, 3/1/2029(1)	924	314
Orchid Merger Sub II LLC Term Loan
(SOFR + 4.75%), 10.23%, 7/27/2027(1)	763	458
Renaissance Holding Corp. First Lien Term Loan
(SOFR + 4.25%), 9.60%, 4/5/2030(1)	777	776
UKG, Inc. First Lien Term Loan
(SOFR + 3.25%), 8.58%, 2/10/2031(1)	2,319	2,326
		7,929

SPECIALTY RETAIL - 1.2%
Evergreen Acqco 1 LP Term Loan
(SOFR + 3.75%), 9.08%, 4/26/2028(1)	991	996

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.56%, 12/1/2027(1)	872	681
(SOFR + 4.25%), 9.81%, 12/1/2027(1)	44	34
		715

TRANSPORTATION - 1.3%
SIRVA Worldwide, Inc. Delayed Draw Term Loan
(SOFR + 8.00%), 13.43%, 3/6/2026(1)(2)(3)	32	31
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 5.50%), 11.09%, 8/4/2025(1)	183	128
(SOFR + 5.50%), 11.11%, 8/4/2025(1)	1,037	726
SIRVA Worldwide, Inc. Term Loan
(SOFR + 8.00%), 13.44%, 3/6/2026(1)(2)(3)	190	189
		1,074

WIRELESS TELECOMMUNICATION SERVICES - 1.5%
CCI Buyer, Inc. First Lien Term Loan

Artisan Floating Rate Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
(SOFR + 4.00%), 9.33%, 12/17/2027(1)	$1,167	$1,167

Total bank loans (Cost $71,993)		70,293

CORPORATE BONDS - 4.9%

BANKS - 0.8%
Goldman Sachs Capital II
(SOFR + 1.03%), 6.38%, 7/29/2024(1)(4)	720	618

FOOD PRODUCTS - 0.0%^
H-Food Holdings LLC
8.50%, 6/1/2026(5)	5	—	^

HOTELS, RESTAURANTS & LEISURE - 2.0%
Carnival Corp.
4.00%, 8/1/2028(5)	648	608
TKC Holdings, Inc.
6.88%, 5/15/2028(5)	274	266
10.50%, 5/15/2029(5)	718	707
		1,581

INSURANCE - 1.2%
Acrisure LLC
4.25%, 2/15/2029(5)	169	153
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(5)	13	12
7.00%, 1/15/2031(5)	138	140
Ardonagh Finco Ltd.
7.75%, 2/15/2031(5)(6)	675	667
		972

IT SERVICES - 0.8%
Arches Buyer, Inc.
4.25%, 6/1/2028(5)	684	611

SPECIALTY RETAIL - 0.1%
Evergreen Acqco 1 LP
9.75%, 4/26/2028(5)	102	109

Total corporate bonds (Cost $3,916)		3,891

No. of Warrants‡

WARRANTS - 0.0%
FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10 (Cost $—)*(2)(3)(7)	1	—

	Shares Held

SHORT-TERM INVESTMENT - 12.7%

INVESTMENT COMPANY - 12.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $10,210)	10,210	10,210

Total investments - 105.3% (Cost $86,119)		84,394
Other assets less liabilities - (5.3%)		(4,284)
Total net assets - 100.0%#		$80,110

Artisan Floating Rate Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $220, or 0.3% of total net assets. See notes (B) and (C) in the accompanying notes.
(4)	Perpetual security. The rate reflected was the rate in effect on June 30, 2024. The maturity date reflects the next call date.
(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ardonagh Finco Ltd., 7.75%, 2/15/2031	United Kingdom	USD

(7)	Defaulted security.

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $232 or 0.3% of the total net assets as of June 30, 2024, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. Delayed Draw Term Loan	$121	$122	$1
Ryan LLC Delayed Draw Term Loan	83	84	1
SIRVA Worldwide, Inc. Delayed Draw Term Loan	28	27	(1)
Total	$232	$233	$1

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$3,731	4.5%
Consumer Discretionary	12,013	14.2
Consumer Staples	4,671	5.5
Financials	25,107	29.7
Health Care	4,806	5.7
Industrials	6,674	7.9
Information Technology	15,271	18.1
Materials	911	1.1
Real Estate	1,000	1.2
Short-Term Investment	10,210	12.1
Total investments	$84,394	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Focus Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 89.2%

AEROSPACE & DEFENSE - 13.7%
General Electric Co.	426	$67,793
Safran SA(1)(2)	159	33,552
TransDigm Group, Inc.	35	45,086
		146,431

BROADLINE RETAIL - 6.1%
Amazon.com, Inc.*	341	65,968

BUILDING PRODUCTS - 1.0%
Trane Technologies plc	33	10,886

CAPITAL MARKETS - 6.0%
Goldman Sachs Group, Inc. (The)	118	53,598
S&P Global, Inc.	25	10,940
		64,538

COMMUNICATIONS EQUIPMENT - 3.1%
Motorola Solutions, Inc.	85	32,906

CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
Walmart, Inc.	311	21,090

ELECTRICAL EQUIPMENT - 5.1%
Eaton Corp. plc	70	21,949
GE Vernova, Inc.*	194	33,300
		55,249

ENTERTAINMENT - 2.4%
Spotify Technology SA*	81	25,509

FINANCIAL SERVICES - 3.1%
Visa, Inc., Class A	128	33,477

GROUND TRANSPORTATION - 3.0%
Canadian Pacific Kansas City Ltd.(1)	406	31,977

HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
Intuitive Surgical, Inc.*	51	22,631

LIFE SCIENCES TOOLS & SERVICES - 4.7%
Danaher Corp.	138	34,452
Mettler-Toledo International, Inc.*	11	15,985
		50,437

PHARMACEUTICALS - 2.3%
Eli Lilly & Co.	27	24,847

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.3%
ASML Holding NV(1)(2)	21	21,779
Broadcom, Inc.	17	27,435
NVIDIA Corp.	670	82,714
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	434	75,415
		207,343

SOFTWARE - 11.8%
HubSpot, Inc.*	35	20,860
Microsoft Corp.	236	105,263
		126,123

SPECIALIZED REITS - 3.5%
American Tower Corp.	137	26,615
Digital Realty Trust, Inc.	71	10,864
		37,479

Total common stocks (Cost $727,537)		956,891

	No. of Contracts‡

OPTIONS PURCHASED - 2.5%

CALL OPTIONS - 1.6%
HOTELS, RESTAURANTS & LEISURE - 0.2%
DraftKings, Inc.
9/20/2024 at USD 38.00; Notional Amount: USD 15,970	4,184	1,621

PHARMACEUTICALS - 0.1%
Eli Lilly & Co.
8/16/2024 at USD 900.00; Notional Amount: USD 17,383	192	871

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Micron Technology, Inc.
9/20/2024 at USD 135.00; Notional Amount: USD 19,914	1,514	1,518

SOFTWARE - 0.1%
HubSpot, Inc.
9/20/2024 at USD 610.00; Notional Amount: USD 19,994	339	1,478

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.1%
Apple, Inc.
11/15/2024 at USD 200.00; Notional Amount: USD 102,551	4,869	10,091
Western Digital Corp.
8/16/2024 at USD 80.00; Notional Amount: USD 29,171	3,850	1,171
		11,262

Artisan Focus Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	No. of Contracts‡	Value
Total Call Options		$16,750

PUT OPTIONS - 0.9%
BROADLINE RETAIL - 0.3%
Amazon.com, Inc.
8/16/2024 at USD 195.00; Notional Amount: USD 53,028	2,744	2,820

CAPITAL MARKETS - 0.0%^
Goldman Sachs Group, Inc. (The)
7/19/2024 at USD 440.00; Notional Amount: USD 36,186	800	508

LIFE SCIENCES TOOLS & SERVICES - 0.1%
Danaher Corp.
7/19/2024 at USD 260.00; Notional Amount: USD 34,429	1,378	1,578

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
NVIDIA Corp.
8/16/2024 at USD 121.00; Notional Amount: USD 46,624	3,774	2,736

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
Apple, Inc.
8/16/2024 at USD 210.00; Notional Amount: USD 86,544	4,109	2,537
Total Put Options		10,179
Total Options Purchased (Cost $24,974)		26,929

	Shares Held

SHORT-TERM INVESTMENT - 7.8%

INVESTMENT COMPANY - 7.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $83,207)	83,207	83,207

Total investments - 99.5% (Cost $835,718)		1,067,027
Other assets less liabilities - 0.5%		5,610
Total net assets - 100.0%#		$1,072,637

Artisan Focus Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
ASML Holding NV	Netherlands	EUR
Canadian Pacific Kansas City Ltd.	Canada	USD
Safran SA	France	EUR
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	USD

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $55,331, or 5.2% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$25,509	2.4%
Consumer Discretionary	70,409	6.6
Consumer Staples	21,090	2.0
Financials	98,523	9.2
Health Care	100,365	9.4
Industrials	244,542	22.9
Information Technology	385,904	36.2
Real Estate	37,478	3.5
Short-Term Investment	83,207	7.8
Total investments	$1,067,027	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$55,331	5.2%
USD	1,011,696	94.8
Total investments	$1,067,027	100.0%

Artisan Focus Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	12,358	USD	8,994	JPM	7/18/2024	$43
EUR	11,771	USD	12,600	JPM	7/18/2024	16
USD	53,856	CAD	73,513	JPM	7/18/2024	99
USD	33,151	EUR	30,592	JPM	7/18/2024	363
USD	10,379	GBP	8,140	JPM	8/22/2024	85
Total unrealized appreciation						606
CAD	26,736	USD	19,633	JPM	7/18/2024	(82)
EUR	29,010	USD	31,191	JPM	7/18/2024	(99)
USD	5,661	CAD	7,756	JPM	7/18/2024	(11)
USD	64,515	EUR	60,440	JPM	7/18/2024	(262)
GBP	8,140	USD	10,384	JPM	8/22/2024	(90)
Total unrealized depreciation						(544)
Net unrealized appreciation						$62

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Discovery Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.2%

BRAZIL - 1.2%
NU Holdings Ltd., Class A*	214	$2,757

DENMARK - 4.2%
Ascendis Pharma A/S, ADR*	39	5,292
Novonesis (Novozymes) B, Class B(1)	32	1,927
Vestas Wind Systems A/S*(1)	114	2,641
		9,860
GERMANY - 7.7%
adidas AG(1)	26	6,137
Gerresheimer AG(1)	52	5,556
Nemetschek SE(1)	38	3,703
Sartorius AG (Preference)(1)	11	2,627
		18,023
HONG KONG - 2.2%
Techtronic Industries Co. Ltd.(1)	456	5,206

ITALY - 0.9%
Brunello Cucinelli SpA(1)	20	2,044

NETHERLANDS - 4.9%
Argenx SE, ADR*	19	8,224
Redcare Pharmacy NV*(1)(2)	26	3,188
		11,412
SINGAPORE - 1.2%
Sea Ltd., ADR*	38	2,740

SWEDEN - 1.2%
MIPS AB(1)	74	2,899

SWITZERLAND - 1.7%
Galderma Group AG*(1)	28	2,295
On Holding AG, Class A*	42	1,617
		3,912
UNITED KINGDOM - 9.7%
Babcock International Group plc(1)	493	3,250
London Stock Exchange Group plc(1)	62	7,389
Melrose Industries plc(1)	1,004	7,012
Smiths Group plc(1)	234	5,049
		22,700
UNITED STATES - 60.3%
Advanced Micro Devices, Inc.*	16	2,611
Arista Networks, Inc.*	7	2,368
Atlassian Corp., Class A*	22	3,841
Bentley Systems, Inc., Class B	63	3,124
CCC Intelligent Solutions Holdings, Inc.*	241	2,677
Celsius Holdings, Inc.*	41	2,334
Clearwater Analytics Holdings, Inc., Class A*	245	4,537
Elastic NV*	21	2,434
Equifax, Inc.	11	2,669
Flex Ltd.*	97	2,850
Gitlab, Inc., Class A*	49	2,415
GoDaddy, Inc., Class A*	18	2,452
Guidewire Software, Inc.*	43	5,986
Hubbell, Inc., Class B	9	3,148
HubSpot, Inc.*	6	3,342
Ingersoll Rand, Inc.	33	3,036
iRhythm Technologies, Inc.*	43	4,633
Lattice Semiconductor Corp.*	95	5,495
Liberty Media Corp-Liberty Formula One, Class C*	41	2,910
Live Nation Entertainment, Inc.*	28	2,656
MACOM Technology Solutions Holdings, Inc.*	66	7,387
Monday.com Ltd.*	9	2,189
Monolithic Power Systems, Inc.	5	3,959
ON Semiconductor Corp.*	53	3,643
Onto Innovation, Inc.*	9	1,978
Pool Corp.	6	1,869
Quanta Services, Inc.	14	3,600
Saia, Inc.*	10	4,545
Spotify Technology SA*	19	5,954
Tradeweb Markets, Inc., Class A	38	4,025
Trex Co., Inc.*	45	3,370
Twist Bioscience Corp.*	99	4,900
Tyler Technologies, Inc.*	22	11,068
Veeva Systems, Inc., Class A*	24	4,436
Vertiv Holdings Co., Class A	19	1,666
West Pharmaceutical Services, Inc.	15	5,040
Westinghouse Air Brake Technologies Corp.	17	2,678
Wingstop, Inc.	4	1,651
Workiva, Inc., Class A*	20	1,427
		140,903
Total common stocks
(Cost $163,606)		222,456

SHORT-TERM INVESTMENT - 4.2%

INVESTMENT COMPANY - 4.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $9,734)	9,734	9,734

Total investments - 99.4% (Cost $173,340)		232,190
Other assets less liabilities - 0.6%		1,445
Total net assets - 100.0%#		$233,635

Artisan Global Discovery Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $60,923, or 26.1% of total net assets. See notes (B) and (C) in the accompanying notes.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the value of these securities was $3,188 or 1.4% of net assets.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$14,260	6.2%
Consumer Discretionary	16,217	7.0
Consumer Staples	5,522	2.4
Financials	14,171	6.1
Health Care	43,003	18.5
Industrials	47,870	20.6
Information Technology	79,486	34.2
Materials	1,927	0.8
Short-Term Investment	9,734	4.2
Total investments	$232,190	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CHF	$2,295	1.0%
DKK	4,568	2.0
EUR	23,255	10.0
GBP	22,700	9.8
HKD	5,206	2.2
SEK	2,899	1.2
USD	171,267	73.8
Total investments	$232,190	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Equity Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 99.6%

BELGIUM - 3.4%
D’ieteren Group(1)	16	$3,339
UCB SA(1)	18	2,686
		6,025
CANADA - 1.0%
Shopify, Inc., Class A*	28	1,837

CHILE - 0.8%
Holding Bursatil Regional SA	329	1,355

CHINA - 0.9%
Innovent Biologics, Inc.*(1)(2)	347	1,634

DENMARK - 7.5%
NKT A/S*(1)	34	2,955
Novo Nordisk A/S, ADR	1	93
Novo Nordisk A/S, Class B(1)	67	9,528
Novonesis (Novozymes) B, Class B(1)	9	543
		13,119
FRANCE - 1.5%
AXA SA(1)	57	1,864
Dassault Aviation SA(1)	4	692
		2,556
GERMANY - 4.6%
Deutsche Bank AG(1)	137	2,182
TUI AG*(1)	841	5,930
		8,112
IRELAND - 2.8%
AerCap Holdings NV	52	4,891

ITALY - 7.1%
BFF Bank SpA(1)(2)	773	7,361
Mediobanca Banca di Credito Finanziario SpA(1)	134	1,979
UniCredit SpA(1)	43	1,620
Wizz Air Holdings plc*(1)(2)	50	1,418
		12,378
JAPAN - 7.8%
Mitsui Fudosan Co. Ltd.(1)	161	1,480
Nippon Sanso Holdings Corp.(1)	99	2,931
Otsuka Holdings Co. Ltd.(1)	63	2,652
Resona Holdings, Inc.(1)	180	1,193
Sumitomo Mitsui Financial Group, Inc.(1)	36	2,435
Takeuchi Manufacturing Co. Ltd.(1)	20	709
Tokyu Corp.(1)	135	1,482
Tokyu Fudosan Holdings Corp.(1)	107	719
		13,601
POLAND - 0.5%
InPost SA*(1)	54	945

RUSSIA - 0.0%
GMK Norilskiy Nickel PAO, ADR*(1)(3)(4)	136	—
Sberbank of Russia PJSC*(1)(3)(4)	1,137	—
		—
SOUTH KOREA - 3.1%
Hanwha Aerospace Co. Ltd.(1)	11	1,903
LIG Nex1 Co. Ltd.(1)	23	3,622
		5,525
SPAIN - 1.4%
Aena SME SA(1)(2)	12	2,487

SWITZERLAND - 8.7%
Galderma Group AG*(1)	5	417
Medacta Group SA(1)(2)	5	739
SGS SA(1)	15	1,370
Temenos AG(1)	65	4,499
UBS Group AG(1)	279	8,171
		15,196
UNITED KINGDOM - 7.1%
BAE Systems plc(1)	335	5,595
Domino’s Pizza Group plc(1)	529	2,050
JET2 plc(1)	100	1,657
Melrose Industries plc(1)	363	2,536
On the Beach Group plc(1)(2)	382	660
		12,498
UNITED STATES - 41.4%
Alphabet, Inc., Class C	20	3,696
Amazon.com, Inc.*	51	9,765
Arthur J Gallagher & Co.	9	2,292
Coca-Cola Co. (The)	38	2,433
CoStar Group, Inc.*	32	2,360
Estee Lauder Cos., Inc. (The), Class A	15	1,640
General Electric Co.	40	6,436
Geron Corp.*	198	837
Halozyme Therapeutics, Inc.*	137	7,157
Linde plc	3	1,099
Lowe’s Cos., Inc.	9	2,011
Meta Platforms, Inc., Class A	20	9,848
Microsoft Corp.	16	7,028
Natera, Inc.*	62	6,706
RTX Corp.	21	2,093
Stryker Corp.	7	2,381
Visa, Inc., Class A	19	4,936
		72,718
Total common stocks
(Cost $144,752)		174,877

SHORT-TERM INVESTMENT - 0.4%

INVESTMENT COMPANY - 0.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $620)	620	620

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

Value

Total investments - 100.0% (Cost $145,372)	$175,497
Other assets less liabilities – (0.0%)^	(12)
Total net assets - 100.0%#	$175,485

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $93,983, or 53.6% of total net assets. See notes (B) and (C) in the accompanying notes.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the value of these securities was $14,299 or 8.1% of net assets.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
GMK Norilskiy Nickel PAO	11/09/2020 - 01/14/2022	$4,291	$—	0.0%
Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	4,750	—	0.0

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$13,544	7.7%
Consumer Discretionary	23,755	13.5
Consumer Staples	4,073	2.3
Financials	35,388	20.2
Health Care	34,830	19.9
Industrials	40,791	23.2
Information Technology	13,364	7.6
Materials	4,573	2.6
Real Estate	4,559	2.6
Short-Term Investment	620	0.4
Total investments	$175,497	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CHF	$15,196	8.7%
CLP	1,355	0.8
DKK	13,026	7.4
EUR	31,085	17.7
GBP	13,916	7.9
HKD	1,634	0.9
JPY	13,601	7.8
KRW	5,525	3.1
RUB	—	0.0
USD	80,159	45.7
Total investments	$175,497	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Opportunities Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.3%

BRAZIL - 1.6%
NU Holdings Ltd., Class A*	3,252	$41,917

CANADA - 1.3%
Shopify, Inc., Class A*	519	34,284

CHINA - 2.2%
Tencent Holdings Ltd.(1)	1,177	55,857

DENMARK - 7.1%
Novo Nordisk A/S, Class B(1)	1,083	154,673
Vestas Wind Systems A/S*(1)	1,181	27,259
		181,932
GERMANY - 2.3%
adidas AG(1)	251	59,962

HONG KONG - 2.8%
Techtronic Industries Co. Ltd.(1)	6,389	72,951

JAPAN - 3.7%
Hoya Corp.(1)	310	36,237
Keyence Corp.(1)	130	57,397
		93,634
NETHERLANDS - 2.5%
Argenx SE, ADR*	149	64,198

SWEDEN - 1.5%
Hexagon AB, Class B(1)	3,305	37,095

SWITZERLAND - 3.1%
Cie Financiere Richemont SA(1)	131	20,387
Lonza Group AG(1)	109	59,066
		79,453
TAIWAN - 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	568	98,657

UNITED KINGDOM - 7.0%
AstraZeneca plc(1)	346	53,885
BAE Systems plc(1)	1,678	28,026
London Stock Exchange Group plc(1)	665	78,852
RELX plc(1)	424	19,417
		180,180
UNITED STATES - 56.4%
Advanced Micro Devices, Inc.*	678	109,915
Alphabet, Inc., Class A	393	71,565
Amazon.com, Inc.*	429	82,851
Arista Networks, Inc.*	122	42,720
ARM Holdings plc, ADR*	290	47,393
Atlassian Corp., Class A*	315	55,709
Boston Scientific Corp.*	1,751	134,881
Chipotle Mexican Grill, Inc., Class A*	889	55,686
CoStar Group, Inc.*	421	31,233
Danaher Corp.	241	60,299
Dexcom, Inc.*	302	34,225
Eaton Corp. plc	119	37,376
Ecolab, Inc.	158	37,579
Ferguson plc	83	16,082
Ingersoll Rand, Inc.	363	33,003
Intuit, Inc.	134	87,881
Linde plc	122	53,531
Microsoft Corp.	182	81,235
Netflix, Inc.*	151	102,182
NIKE, Inc., Class B	171	12,906
ON Semiconductor Corp.*	438	30,039
Oracle Corp.	116	16,384
Quanta Services, Inc.	166	42,170
S&P Global, Inc.	83	37,219
Veeva Systems, Inc., Class A*	162	29,707
Vertex Pharmaceuticals, Inc.*	63	29,700
West Pharmaceutical Services, Inc.	115	37,890
Xylem, Inc.	310	42,046
		1,453,407
Total common stocks
(Cost $1,598,602)		2,453,527

SHORT-TERM INVESTMENT - 4.3%

INVESTMENT COMPANY - 4.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $111,725)	111,725	111,725

Total investments - 99.6% (Cost $1,710,327)		2,565,252
Other assets less liabilities - 0.4%		10,630
Total net assets - 100.0%#		$2,575,882

Artisan Global Opportunities Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $761,064, or 29.5% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$229,604	8.9%
Consumer Discretionary	231,792	9.0
Financials	157,988	6.2
Health Care	694,761	27.1
Industrials	318,330	12.4
Information Technology	698,709	27.2
Materials	91,110	3.6
Real Estate	31,233	1.2
Short-Term Investment	111,725	4.4
Total investments	$2,565,252	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CHF	$79,453	3.1%
DKK	181,932	7.1
EUR	59,962	2.3
GBP	180,180	7.0
HKD	128,808	5.0
JPY	93,634	3.7
SEK	37,095	1.5
USD	1,804,188	70.3
Total investments	$2,565,252	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value

SOVEREIGN GOVERNMENT BONDS AND BOND PARTICIPATION NOTES - 53.4%

ALBANIA - 1.0%
Albanian Government Bond
4.21%, 1/15/2026	ALL	23,100	$247
5.00%, 2/24/2026	ALL	16,200	176
6.00%, 2/13/2028	ALL	12,500	141
5.25%, 1/26/2029	ALL	21,500	233
5.63%, 11/8/2030	ALL	26,000	278
			1,075

ANGOLA - 1.0%
Republic of Angola
6.93%, 2/19/2027(1)		$69	66
8.25%, 5/9/2028(1)		290	273
9.13%, 11/26/2049(1)		850	697
			1,036

ARMENIA - 0.2%
Republic of Armenia
9.25%, 4/29/2028	AMD	75,000	191

BAHAMAS - 4.1%
Commonwealth of the Bahamas
6.00%, 11/21/2028(1)		3,275	2,862
9.00%, 6/16/2029(1)		550	522
6.95%, 11/20/2029(1)		302	260
8.95%, 10/15/2032(1)		700	654
			4,298

BENIN - 1.5%
Benin Government Bond
4.88%, 1/19/2032(1)	EUR	1,560	1,397
6.88%, 1/19/2052(1)	EUR	190	160
			1,557

CAMEROON - 1.7%
Republic of Cameroon
9.50%, 11/19/2025(1)		1,167	1,149
5.95%, 7/7/2032(1)	EUR	720	598
			1,747

COLOMBIA - 1.4%
Republic of Colombia
8.00%, 11/14/2035		1,431	1,471

DOMINICAN REPUBLIC - 0.0%^
Dominican Republic Government Bond
6.50%, 11/27/2026(1)	DOP	1,230	19

EGYPT - 0.8%
Arab Republic of Egypt
7.50%, 2/16/2061(1)		1,200	804

EL SALVADOR - 0.7%
Republic of El Salvador
0.25%, 4/17/2030 IO(1)		747	21
9.25%, 4/17/2030(1)		747	664
			685

GABON - 1.4%
Gabonese Republic
6.95%, 6/16/2025(1)		1,580	1,446

GEORGIA - 0.9%
Republic of Georgia
2.75%, 4/22/2026(1)		1,070	982

ICELAND - 4.1%
Republic of Iceland
8.00%, 6/12/2025	ISK	181,500	1,294
6.75%, 10/15/2026	ISK	428,443	2,975
			4,269

INDIA - 1.8%
International Bank for Reconstruction & Development
6.50%, 4/17/2030	INR	63,000	734
Republic of India
7.54%, 5/23/2036	INR	88,000	1,093
			1,827

INDONESIA - 2.5%
Republic of Indonesia
6.88%, 4/15/2029	IDR	15,900,000	967
7.50%, 8/15/2032	IDR	6,200,000	387
7.13%, 6/15/2042	IDR	21,250,000	1,293
			2,647

IRAQ - 3.1%
Republic of Iraq
5.80%, 1/15/2028(1)		3,461	3,231

IVORY COAST - 1.0%
Republic of Cote d’Ivoire
5.25%, 3/22/2030(1)	EUR	186	181
5.88%, 10/17/2031(1)	EUR	380	366
6.88%, 10/17/2040(1)	EUR	600	537
			1,084

JAMAICA - 0.8%
Jamaica Government Bond
9.63%, 11/3/2030	JMD	119,500	812

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
KENYA - 2.9%
Republic of Kenya
7.00%, 5/22/2027(1)		$1,040	$989
9.75%, 2/16/2031(1)		2,105	2,018
			3,007

NAMIBIA - 0.5%
Republic of Namibia
5.25%, 10/29/2025(1)		500	491

NIGERIA - 0.6%
Federal Republic of Nigeria
7.63%, 11/21/2025(1)		610	611

PAKISTAN - 1.2%
Islamic Republic of Pakistan
6.88%, 12/5/2027(1)		720	623
7.38%, 4/8/2031(1)		825	650
			1,273

PAPUA NEW GUINEA - 1.4%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(1)		1,495	1,427

PARAGUAY - 1.8%
Paraguay Treasury Bond Participation Note
9.03%, 2/15/2030(2)(3)(4)(5)		843	836
8.00%, 3/3/2036(2)(3)(4)(5)		298	286
Republic of Paraguay
7.90%, 2/9/2031(1)	PYG	3,984,000	547
7.90%, 2/9/2031(6)	PYG	1,800,000	247
			1,916

PERU - 5.9%
Bonos de la Tesoreria
5.94%, 2/12/2029	PEN	16,160	4,228
7.30%, 8/12/2033(1)	PEN	4,650	1,240
5.40%, 8/12/2034	PEN	3,100	709
			6,177

RWANDA - 0.3%
Republic of Rwanda
5.50%, 8/9/2031(1)		400	321

SERBIA - 4.1%
Republic of Serbia
7.00%, 10/26/2031	RSD	222,900	2,207
4.50%, 8/20/2032	RSD	236,330	1,990
2.05%, 9/23/2036(1)	EUR	100	76
			4,273

SURINAME - 3.2%
Suriname Government International Bond
4.95% Cash, 3.00% PIK, 7/15/2033(1)		3,627	3,323

TAJIKISTAN - 0.9%
Republic of Tajikistan
7.13%, 9/14/2027(1)		1,030	979

VIETNAM - 1.1%
Socialist Republic of Vietnam
4.80%, 11/19/2024(1)		1,180	1,172

ZAMBIA - 1.5%
Republic of Zambia
5.75%, 6/30/2033(1)(7)		1,229	1,076
0.50%, 12/31/2053(1)		884	431
			1,507
Total sovereign government bonds and bond participation notes (Cost $55,687)			55,658

CORPORATE BONDS - 9.9%

BRAZIL - 2.4%
Karoon USA Finance, Inc.
10.50%, 5/14/2029(1)		900	905
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(1)		1,141	1,011
Trident Energy Finance plc
12.50%, 11/30/2029(1)		490	503
Unigel Luxembourg SA
8.75%, 10/1/2026(1)(8)		340	96
			2,515

CHILE - 0.5%
ATP Tower Holdings LLC
4.05%, 4/27/2026(1)		540	511

COLOMBIA - 0.3%
EnfraGen Energia Sur SA
5.38%, 12/30/2030(1)		355	296

CZECH REPUBLIC - 1.0%
Energo-Pro A/S
8.50%, 2/4/2027(1)		600	597
11.00%, 11/2/2028(1)		455	483
			1,080

DOMINICAN REPUBLIC - 2.5%
Banco Central de la Republica Dominicana
12.00%, 10/3/2025(1)	DOP	22,700	385
13.00%, 12/5/2025(1)	DOP	64,500	1,109
13.00%, 1/30/2026(1)	DOP	37,570	648
9.00%, 12/11/2026(1)	DOP	30,750	499
			2,641

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
MEXICO - 0.9%
Petroleos Mexicanos
6.95%, 1/28/2060	$1,380	$913

MOLDOVA, REPUBLIC OF - 0.4%
Aragvi Finance International DAC
8.45%, 4/29/2026(1)	501	418

NIGERIA - 0.5%
SEPLAT Energy plc
7.75%, 4/1/2026(1)	490	480

PARAGUAY - 0.2%
Frigorifico Concepcion SA
7.70%, 7/21/2028(1)	380	258

PERU - 0.7%
Inkia Energy Ltd.
5.88%, 11/9/2027(1)	705	702

UNITED KINGDOM - 0.5%
3T Global Holdco Ltd.
11.25%, 5/22/2028	500	506

Total corporate bonds (Cost $10,315)		10,320

BANK LOANS - 2.6%

PARAGUAY - 0.7%
Frigorifico Concepcion Term Loan B
(SOFR + 5.50%), 10.83%, 12/8/2026(3)(4)(9)	800	704

TANZANIA - 1.9%
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 10.70%, 3/6/2031(3)(4)(9)	2,000	1,975

Total bank loans (Cost $2,800)		2,679

	Shares Held

COMMON STOCKS - 2.1%

COLOMBIA - 1.4%
Aris Mining Corp.*	402	1,510

GEORGIA - 0.7%
Georgia Capital plc*(3)	58	718

Total common stocks
(Cost $2,076)		2,228

	No. of Contracts‡
OPTIONS PURCHASED - 0.0%^

Put Options - 0.0%^
Future Equity Index Options - 0.0%^
S&P 500 E-Mini Index
9/20/2024 at USD 4,300.00; Notional Amount: USD 558	2	1
12/20/2024 at USD 4,600.00; Notional Amount: USD 1,675	6	9
Total Options Purchased (Cost $84)		10

	Principal Amount

SHORT-TERM INVESTMENTS - 24.6%

SOVEREIGN GOVERNMENT TREASURY BILLS - 11.8%
Arab Republic of Egypt
24.31%, 8/20/2024(10)	EGP	13,025	262
24.50%, 8/27/2024(10)	EGP	75,500	1,513
24.77%, 9/10/2024(10)	EGP	15,000	298
24.87%, 9/17/2024(10)	EGP	112,800	2,228
24.95%, 9/24/2024(10)	EGP	75,200	1,479
25.49%, 12/10/2024(10)	EGP	20,500	383
25.70%, 3/18/2025(10)	EGP	29,500	519
Federal Republic of Nigeria
22.95%, 2/6/2025(10)	NGN	557,039	323
23.95%, 3/6/2025(10)	NGN	1,420,000	806
24.70%, 3/27/2025(10)	NGN	633,000	353
25.20%, 4/10/2025(10)	NGN	420,000	232
Nigeria OMO Bill
26.87%, 5/27/2025(10)	NGN	480,000	255
Republic of Albania
3.64%, 11/28/2024(10)	ALL	11,800	124
3.28%, 12/12/2024(10)	ALL	23,000	242
3.70%, 1/30/2025(10)	ALL	16,000	167
3.71%, 2/13/2025(10)	ALL	22,000	230
3.80%, 4/17/2025(10)	ALL	30,500	316
3.76%, 5/1/2025(10)	ALL	28,000	290

Republic of Armenia
8.08%, 9/30/2024(10)	AMD	91,000	230
8.39%, 12/2/2024(10)	AMD	78,000	194
8.91%, 2/3/2025(10)	AMD	72,000	176
Republic of Iceland
8.94%, 8/21/2024(10)	ISK	64,000	455
9.23%, 10/16/2024(10)	ISK	168,000	1,177
Total sovereign government treasury bills (Cost $12,381)			12,252

U.S. TREASURY OBLIGATIONS - 5.7%
U.S. Treasury Bills
2.64%, 7/2/2024(10)		$5,000	4,999
5.10%, 7/30/2024(10)		1,000	996
Total U.S. treasury obligations (Cost $5,995)			5,995

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
REPURCHASE AGREEMENTS - 3.8%

JPMorgan Chase Bank, N.A., Dated 6/24/24, with an interest rate of 3.50% payable by the Fund, collateralized by Par 1,945 Republic of Senegal, 6.25% due 5/23/2033 and a market value of $1,644(11)	$1,646	$1,646
JPMorgan Chase Bank, N.A., Dated 6/24/24, with an interest rate of 4.60% payable by the Fund, collateralized by Par 250 Republic of Costa Rica, 6.55% due 4/3/2034 and a market value of $259(11)	261	261
JPMorgan Chase Bank, N.A., Dated 6/24/24, with an interest rate of 4.70% payable by the Fund, collateralized by Par 500 Republic of Costa Rica, 6.55% due 4/3/2034 and a market value of $517(11)	522	521
JPMorgan Chase Bank, N.A., Dated 6/24/24, with an interest rate of 4.80% payable by the Fund, collateralized by Par 950 Republic of Paraguay, 2.74% due 1/29/2033 and a market value of $772(11)	782	782
JPMorgan Chase Bank, N.A., Dated 6/24/24, with an interest rate of 5.10% payable by the Fund, collateralized by Par 865 Dominican Republic Government Bond, 4.88% due 9/23/2032 and a market value of $779(11)	789	789
Total Repurchase Agreements (Cost $3,999)		3,999

	Shares Held

INVESTMENT COMPANIES - 3.3%

BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19%	3,388	3,388
Federated Treasury Obligations Fund - Institutional Class, 5.17%	1	1
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 5.23%	1	1
Total investment companies (Cost $3,390)		3,390
Total short-term investments (Cost $25,765)		25,636

Total investments - 92.6% (Cost $96,727)		96,531

SECURITIES SOLD SHORT - (4.8)%

COMMON STOCKS - (1.0)%

GEORGIA - (0.6)%
Bank of Georgia Group plc(3)	(6)	(286)
TBC Bank Group plc(3)	(9)	(279)
		(565)
UNITED KINGDOM - (0.4)%
Ashmore Group plc(3)	(195)	(419)

Total common stocks (Proceeds $(1,187))		(984)

	Principal Amount
SOVEREIGN GOVERNMENT BONDS - (3.8)%

COSTA RICA - (0.7)%
Republic of Costa Rica
6.55%, 4/3/2034(1)(12)	(750)	(776)

DOMINICAN REPUBLIC - (0.8)%
Dominican Republic Government Bond
4.88%, 9/23/2032(1)(12)	(865)	(779)

PARAGUAY - (0.7)%
Republic of Paraguay
2.74%, 1/29/2033(1)(12)	(950)	(772)

SENEGAL - (1.6)%
Republic of Senegal
6.25%, 5/23/2033(1)(12)	(1,945)	(1,644)
Total sovereign government bonds (Proceeds $(3,960))		(3,971)

Total securities sold short (Proceeds $(5,147))		(4,955)

Total investments after securities sold short - 87.8% (Cost $91,580)		91,576
Other assets less liabilities - 12.2%		12,687
Total net assets - 100.0%#		$104,263

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the value of these securities was $37,793 or 36.2% of net assets.
(2)	Security is a bond participation note issued by Itau BBA International plc. Bond participation notes are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,535, or 3.4% of total net assets. See notes (B) and (C) in the accompanying notes.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Paraguay Treasury Bond Participation Note, 9.03%, 02/15/2030	08/17/2023 - 03/04/2024	$841	$836	0.8%

Paraguay Treasury Bond Participation Note, 8.00%, 03/03/2036	03/27/2024	298	286	0.3%

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of June 30, 2024.
(8)	Defaulted security.
(9)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of June 30, 2024.
(10)	Yield to maturity.
(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(12)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for repurchase agreements.

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$506	0.5%
Consumer Staples	1,380	1.4
Energy	4,892	5.1
Financials	5,344	5.5
Industrials	511	0.5
Materials	1,606	1.7
Sovereign Government Securities	55,658	57.7
Utilities	998	1.0
Short-Term Investments	25,636	26.6
Total investments	$96,531	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
ALL	$2,444	2.6%
AMD	791	0.8
DOP	2,660	2.8
EGP	6,682	6.9
EUR	3,315	3.4
GBP	718	0.8
IDR	2,647	2.8
INR	1,827	1.9
ISK	5,901	6.1
JMD	812	0.8
NGN	1,969	2.0
PEN	6,177	6.4
PYG	794	0.8
RSD	4,197	4.3
USD	55,597	57.6
Total investments	$96,531	100.0%

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR**	70,500	USD	844	JPM	7/1/2024	$1
EUR	1,805	CZK	45,205	SCB	7/2/2024	— ^
EUR	2,796	HUF	1,104,131	SCB	7/2/2024	— ^
EUR	1,829	PLN	7,879	SCB	7/2/2024	1
PLN	405	EUR	93	SCB	7/2/2024	1
USD	2,067	BRL**	11,405	JPM	7/2/2024	27
USD	333	NGN**	305,000	SCB	7/8/2024	132
INR**	80,000	USD	957	JPM	7/9/2024	3
RSD	230,400	EUR	1,965	SCB	7/12/2024	4
USD	1,146	COP**	4,519,959	JPM	7/12/2024	59
USD	6,346	PEN**	23,848	JPM	7/15/2024	141
TRY	26,900	USD	762	SCB	7/31/2024	35
EUR	1,804	CZK	45,205	SCB	8/2/2024	1
USD	461	CRC**	244,000	JPM	9/4/2024	1
TRY	68,200	USD	1,868	SCB	9/10/2024	63
USD	17,766	EUR	16,507	SCB	9/18/2024	20
KES**	56,000	USD	412	CITI	10/15/2024	2
AMD**	62,000	USD	154	ICBCSB	10/18/2024	3
USD	1,747	GEL**	4,800	CITI	11/8/2024	56
USD	949	GEL**	2,600	CITI	11/18/2024	34
USD	2,155	CNH	15,300	SCB	2/4/2025	24
UZS**	1,700,000	USD	120	SCB	2/7/2025	6
USD	4,318	CNH	30,630	SCB	3/18/2025	40
INR**	22,600	USD	267	JPM	5/27/2025	— ^
Total unrealized appreciation						654
USD	843	INR**	70,500	JPM	7/1/2024	(2)
BRL**	11,405	USD	2,180	JPM	7/2/2024	(140)
CZK	45,205	EUR	1,828	SCB	7/2/2024	(25)
HUF	1,104,131	EUR	2,823	SCB	7/2/2024	(30)
PLN	7,474	EUR	1,746	SCB	7/2/2024	(13)
NGN**	305,000	USD	338	SCB	7/8/2024	(137)
USD	281	INR**	23,453	JPM	7/9/2024	(— )^
USD	1,229	MXN	22,789	JPM	7/15/2024	(14)
USD	283	MXN	5,250	SCB	7/15/2024	(3)
USD	2,029	ZAR	37,508	SCB	7/15/2024	(31)
KZT**	55,000	USD	121	SG	7/24/2024	(6)
KZT**	65,000	USD	144	SCB	7/24/2024	(7)
KZT**	203,044	USD	432	ICBCSB	7/29/2024	(5)
BRL**	11,405	USD	2,060	JPM	8/2/2024	(28)
CZK	45,205	EUR	1,803	SCB	8/2/2024	(1)
HUF	1,104,131	EUR	2,788	SCB	8/2/2024	(1)
PLN	7,879	EUR	1,825	SCB	8/2/2024	(1)
USD	1,682	IDR**	27,760,755	JPM	8/19/2024	(13)
KZT**	225,000	USD	483	SCB	8/20/2024	(11)
KZT**	730,366	USD	1,563	ICBCSB	8/26/2024	(34)
USD	576	CRC**	310,000	CITI	9/4/2024	(9)
TRY	84,920	USD	2,415	SCB	9/10/2024	(10)
KZT**	536,100	USD	1,166	ICBCSB	9/16/2024	(48)
USD	59	EUR	55	SCB	9/18/2024	(— )^
KES**	14,000	USD	104	ICBCSB	10/15/2024	(1)
USD	138	GEL**	400	CITI	11/18/2024	(3)
USD	908	GEL**	2,600	ICBCSB	11/18/2024	(7)
USD	119	UZS**	1,700,000	SCB	2/7/2025	(7)
Total unrealized depreciation						(587)
Net unrealized appreciation						$67

**	Non-deliverable.

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Short Positions Contracts
Euro-Bobl	(21)	9/6/2024	EUR	$(2,100)	$(2,619)	$(20)
Euro-BTP	(11)	9/6/2024	EUR	(1,100)	(1,358)	15
Euro-Bund	(14)	9/6/2024	EUR	(1,400)	(1,973)	(19)
S&P 500 E-Mini Index	(9)	9/20/2024	USD	— ^	(2,485)	(74)
U.S. Treasury 2 Year Note	(41)	9/30/2024	USD	(8,200)	(8,373)	(15)
U.S. Treasury 5 Year Note	(47)	9/30/2024	USD	(4,700)	(5,009)	(18)
U.S. Treasury 10 Year Note	(43)	9/19/2024	USD	(4,300)	(4,729)	(46)
U.S. Treasury 10 Year Ultra Note	(14)	9/19/2024	USD	(1,400)	(1,589)	(20)
Net unrealized depreciation						$(197)

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value
Bank of China Ltd.	1.00	Quarterly	6/20/2029	450	(3)	(3)	(6)
Export-Import Bank of China (The)	1.00	Quarterly	6/20/2029	450	(4)	(2)	(6)
Federative Republic of Brazil	1.00	Quarterly	6/20/2028	1,650	53	(31)	22
Federative Republic of Brazil	1.00	Quarterly	12/20/2028	3,280	43	28	71
French Republic	0.25	Quarterly	6/20/2034	4,800	77	43	120
Hungary	1.00	Quarterly	6/20/2027	965	25	(29)	(4)
Hungary	1.00	Quarterly	6/20/2028	300	8	(7)	1
Hungary	1.00	Quarterly	12/20/2028	1,600	24	(15)	9
Hungary	1.00	Quarterly	6/20/2029	1,300	15	— ^	15
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2029	5,500	(104)	(7)	(111)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2032	1,070	(10)	(8)	(18)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2033	2,220	(26)	(7)	(33)
Kingdom of Saudi Arabia	1.00	Quarterly	12/20/2033	1,235	(16)	(1)	(17)
Kingdom of Spain	1.00	Quarterly	6/20/2032	570	(10)	(5)	(15)
Kingdom of Spain	1.00	Quarterly	6/20/2033	1,170	(22)	(8)	(30)
Kingdom of Spain	1.00	Quarterly	12/20/2033	915	(20)	(2)	(22)
Malaysia	1.00	Quarterly	12/20/2027	500	(5)	(6)	(11)
Malaysia	1.00	Quarterly	6/20/2028	1,290	(23)	(7)	(30)
Penerbangan Malaysia Bhd.	1.00	Quarterly	12/20/2028	330	(8)	(— )^	(8)
Petrobras Global Finance BV	1.00	Quarterly	12/20/2027	390	21	(18)	3
Republic of Chile	1.00	Quarterly	6/20/2028	750	(5)	(10)	(15)
Republic of Chile	1.00	Quarterly	12/20/2028	3,710	(75)	(— )^	(75)
Republic of Chile	1.00	Quarterly	6/20/2032	950	45	(50)	(5)
Republic of Colombia	1.00	Quarterly	6/20/2028	100	6	(4)	2
Republic of Indonesia	1.00	Quarterly	12/20/2027	690	2	(12)	(10)
Republic of Indonesia	1.00	Quarterly	6/20/2028	2,050	(16)	(11)	(27)
Republic of Indonesia	1.00	Quarterly	12/20/2028	5,520	(68)	5	(63)
Republic of Italy	1.00	Quarterly	6/20/2034	1,800	29	15	44
Republic of Kazakhstan	1.00	Quarterly	6/20/2028	2,085	38	(48)	(10)
Republic of Peru	1.00	Quarterly	6/20/2028	280	(1)	(3)	(4)
Republic of Peru	1.00	Quarterly	12/20/2028	2,850	(43)	7	(36)
Republic of Peru	1.00	Quarterly	6/20/2032	300	13	(10)	3
Republic of Peru	1.00	Quarterly	12/20/2032	660	36	(27)	9
Republic of Poland	1.00	Quarterly	6/20/2027	325	2	(7)	(5)
Republic of Poland	1.00	Quarterly	12/20/2027	160	3	(5)	(2)
Republic of Poland	1.00	Quarterly	6/20/2028	1,110	(9)	(9)	(18)
Republic of Poland	1.00	Quarterly	12/20/2028	1,100	(15)	(2)	(17)
Republic of Poland	1.00	Quarterly	6/20/2029	1,250	(18)	(— )^	(18)
Republic of South Africa	1.00	Quarterly	6/20/2028	600	35	(21)	14
Republic of South Africa	1.00	Quarterly	6/20/2029	9,850	492	(33)	459
Republic of South Africa	1.00	Quarterly	6/20/2032	765	90	(3)	87
Republic of South Africa	1.00	Quarterly	12/20/2032	220	31	(4)	27
Republic of South Africa	1.00	Quarterly	6/20/2033	2,445	381	(60)	321
Republic of South Africa	1.00	Quarterly	12/20/2033	2,235	362	(50)	312
Republic of Turki (The)	1.00	Quarterly	6/20/2034	3,350	569	33	602
State of Qatar	1.00	Quarterly	6/20/2029	5,000	(114)	(16)	(130)
State of Qatar	1.00	Quarterly	12/20/2032	200	(3)	(2)	(5)
State of Qatar	1.00	Quarterly	6/20/2033	1,500	(30)	(6)	(36)
United Mexican States	1.00	Quarterly	12/20/2027	175	1	(2)	(1)
United Mexican States	1.00	Quarterly	6/20/2028	2,960	7	(19)	(12)
United Mexican States	1.00	Quarterly	12/20/2028	4,865	(20)	21	1
United Mexican States	1.00	Quarterly	6/20/2029	1,700	(5)	12	7
Total Buy Protection					1,735	(406)	1,329

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil	1.00	Quarterly	6/20/2026	2,050	12	(5)	7
Republic of Colombia	1.00	Quarterly	6/20/2026	2,050	12	(6)	6
Republic of Turki (The)	1.00	Quarterly	6/20/2025	2,050	1	1	2
Total Sell Protection					25	(10)	15

CENTRALLY CLEARED INTEREST RATE SWAPS
Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month PRIBOR semi-annually	3.95 annually	Pay	12/1/2030	CZK 11,400	1	11	12
6 month BUBOR semi-annually	6.03 annually	Receive	2/20/2033	HUF 160,000	1	16	17
6 month WIBOR semi-annually	5.11 annually	Receive	3/28/2034	PLN 2,500	6	(5)	1
6 month BUBOR semi-annually	6.46 annually	Receive	3/28/2034	HUF 48,000	—	1	1
4 week TIIE monthly	8.78 monthly	Receive	3/8/2034	MXN 43,100	34	64	98
1 day THOR quarterly	2.59 quarterly	Receive	9/1/2032	THB 7,450	(1)	2	1
1 day CAONREPO semi-annually	4.20 semi-annually	Pay	3/20/2026	CAD 11,150	— ^	1	1
Total positive values					41	90	131

6 month WIBOR semi-annually	6.45 annually	Receive	5/13/2032	PLN 225	—	(5)	(5)
6 month BUBOR semi-annually	7.25 annually	Receive	5/13/2032	HUF 38,300	(10)	5	(5)
6 month BUBOR semi-annually	8.16 annually	Receive	6/17/2032	HUF 174,000	9	(60)	(51)
6 month WIBOR semi-annually	7.45 annually	Receive	6/20/2032	PLN 3,625	(140)	2	(138)
6 month WIBOR semi-annually	4.54 annually	Receive	10/2/2028	PLN 5,100	7	(9)	(2)
6 month PRIBOR semi-annually	3.90 annually	Pay	4/10/2034	CZK 13,000	(9)	7	(2)
3 month TELBOR quarterly	4.33 annually	Receive	10/25/2033	ILS 4,285	(13)	13	(—)^
3 month TELBOR quarterly	4.00 annually	Receive	10/25/2028	ILS 3,350	—	(5)	(5)
4 week TIIE monthly	9.88 monthly	Pay	3/18/2026	MXN 172,100	(36)	(49)	(85)
6 month WIBOR semi-annually	5.30 annually	Receive	4/15/2032	PLN 1,491	(3)	(3)	(6)
6 month BUBOR semi-annually	6.65 annually	Receive	4/10/2034	HUF 41,000	—	(1)	(1)
1 day THOR quarterly	2.95 quarterly	Receive	10/2/2028	THB 23,260	—	(16)	(16)
1 day THOR quarterly	2.83 quarterly	Receive	8/17/2033	THB 3,600	—	(1)	(1)
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 45,100	—	(10)	(10)
1 day TONAR annually	0.92 annually	Receive	1/5/2033	JPY 308,800	(21)	19	(2)
1 day THOR quarterly	2.99 quarterly	Receive	9/26/2032	THB 5,300	—	(4)	(4)
1 day THOR quarterly	2.89 quarterly	Receive	6/17/2032	THB 2,750	—	(2)	(2)
1 day CAONREPO semi-annually	3.52 semi-annually	Receive	3/20/2034	CAD 2,050	1	(5)	(4)
Total negative values					(215)	(124)	(339)
Total					(174)	(34)	(208)

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments (continued)

June 30, 2024 (Unaudited)

OTC CREDIT DEFAULT SWAP - BUY PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
China Construction Bank Corp.	1.00	Quarterly	JPM	6/20/2029	450	(3)	(3)	(6)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	JPM	6/20/2029	450	(4)	(2)	(6)
Total						(7)	(5)	(12)

OTC INTEREST RATE SWAPS
Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Counterparty	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

3 month KLIBOR quarterly	3.78 quarterly	Receive	GS	3/14/2033	MYR 2,210	7	(6)	1
3 month KLIBOR quarterly	3.98 quarterly	Receive	GS	8/15/2033	MYR 1,550	1	(5)	(4)
Total						8	(11)	(3)

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Value Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 91.4%

BELGIUM - 1.0%
Groupe Bruxelles Lambert NV(1)	326	$23,180

CHINA - 2.0%
Alibaba Group Holding Ltd.(1)	5,255	47,244

FRANCE - 7.1%
Danone SA(1)	1,576	96,183
Sodexo SA(1)	395	35,586
TotalEnergies SE(1)	590	39,325
		171,094
GERMANY - 5.6%
Daimler Truck Holding AG(1)	584	23,246
Heidelberg Materials AG(1)	1,074	111,269
		134,515
NETHERLANDS - 5.6%
Heineken NV(1)	576	55,563
Koninklijke Philips NV*(1)	3,201	80,490
		136,053
SOUTH KOREA - 4.8%
Samsung Electronics Co. Ltd.(1)	1,959	115,130

SWITZERLAND - 9.1%
Cie Financiere Richemont SA(1)	357	55,640
Novartis AG(1)	958	102,621
UBS Group AG(1)	2,053	60,082
		218,343
UNITED KINGDOM - 10.4%
BAE Systems plc(1)	3,418	57,077
Compass Group plc(1)	3,202	87,183
Diageo plc(1)	1,066	33,532
Lloyds Banking Group plc(1)	57,727	39,994
Reckitt Benckiser Group plc(1)	632	34,099
		251,885
UNITED STATES - 45.8%
Alphabet, Inc., Class A	658	119,782
American Express Co.	411	95,210
Aon plc, Class A	84	24,579
Bank of New York Mellon Corp. (The)	1,475	88,350
Berkshire Hathaway, Inc., Class B*	224	91,205
Charles Schwab Corp. (The)	1,103	81,266
Citigroup, Inc.	951	60,341
Elevance Health, Inc.	201	109,058
Henry Schein, Inc.*	494	31,668
Lam Research Corp.	42	45,129
Marsh & McLennan Cos., Inc.	294	61,913
Meta Platforms, Inc., Class A	195	98,505
Progressive Corp. (The)	415	86,171
Shell plc(1)	2,364	84,958
Southwest Airlines Co.	914	26,152
		1,104,287
Total common stocks
(Cost $1,401,060)		2,201,731

SHORT-TERM INVESTMENT - 6.7%

INVESTMENT COMPANY - 6.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $161,298)	161,298	161,298

Total investments - 98.1%
(Cost $1,562,358)		2,363,029
Other assets less liabilities - 1.9%		45,636
Total net assets - 100.0%#		$2,408,665

Artisan Global Value Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,182,402, or 49.1% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$218,287	9.2%
Consumer Discretionary	225,653	9.6
Consumer Staples	219,377	9.3
Energy	124,283	5.3
Financials	712,291	30.1
Health Care	323,837	13.7
Industrials	106,475	4.5
Information Technology	160,259	6.8
Materials	111,269	4.7
Short-Term Investment	161,298	6.8
Total investments	$2,363,029	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
CHF	$218,343	9.2%
EUR	464,842	19.7
GBP	336,843	14.2
HKD	47,244	2.0
KRW	115,130	4.9
USD	1,180,627	50.0
Total investments	$2,363,029	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan High Income Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value

CORPORATE BONDS - 72.5%

AEROSPACE & DEFENSE - 0.3%
Bombardier, Inc.
7.88%, 4/15/2027(1)(2)		$4,163	$4,174
TransDigm, Inc.
6.63%, 3/1/2032(1)		16,145	16,307
			20,481

BROADLINE RETAIL - 1.9%
Nordstrom, Inc.
4.00%, 3/15/2027		14,636	13,940
4.25%, 8/1/2031		21,278	18,920
4.38%, 4/1/2030		56,341	51,228
5.00%, 1/15/2044		98,226	79,315
			163,403

BUILDING PRODUCTS - 0.4%
Eco Material Technologies, Inc.
7.88%, 1/31/2027(1)		35,525	35,608

CAPITAL MARKETS - 0.4%
AG Issuer LLC
6.25%, 3/1/2028(1)		38,743	37,896

CHEMICALS - 1.9%
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029(1)		9,429	8,924
Methanex Corp.
5.13%, 10/15/2027(2)		28,114	27,118
5.25%, 12/15/2029(2)		91,452	88,235
5.65%, 12/1/2044(2)		4,854	4,189
SK Invictus Intermediate II SARL
5.00%, 10/30/2029(1)		35,487	32,138
			160,604

CONSTRUCTION & ENGINEERING - 0.3%
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028(1)		32,372	29,054

CONSUMER FINANCE - 0.1%
OneMain Finance Corp.
7.88%, 3/15/2030		8,312	8,570

CONTAINERS & PACKAGING - 1.7%
Ardagh Metal Packaging Finance USA LLC
3.00%, 9/1/2029	EUR	8,242	7,128
3.25%, 9/1/2028(1)		34,762	30,542
4.00%, 9/1/2029(1)		45,034	38,110
6.00%, 6/15/2027(1)		6,023	5,918
Canpack SA
3.88%, 11/15/2029(1)(2)		2,560	2,295
Iris Holding, Inc.
10.00%, 12/15/2028(1)		39,938	33,973
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(1)		22,731	21,291
Sealed Air Corp.
5.00%, 4/15/2029(1)		5,078	4,833
			144,090

DISTRIBUTORS - 1.2%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029(1)		4,150	3,712
Gates Corp.
6.88%, 7/1/2029(1)		28,074	28,564
Velocity Vehicle Group LLC
8.00%, 6/1/2029(1)		4,005	4,119
Verde Purchaser LLC
10.50%, 11/30/2030(1)		29,753	31,446
Windsor Holdings III LLC
8.50%, 6/15/2030(1)		43,264	45,154
			112,995

DIVERSIFIED CONSUMER SERVICES - 0.4%
Wand NewCo 3, Inc.
7.63%, 1/30/2032(1)		32,851	33,928

DIVERSIFIED REITS - 0.9%
Global Net Lease, Inc.
3.75%, 12/15/2027(1)		53,117	46,538
Necessity Retail REIT, Inc. (The)
4.50%, 9/30/2028(1)		31,343	27,575
			74,113

DIVERSIFIED TELECOMMUNICATION SERVICES - 8.2%
Altice France SA
5.13%, 1/15/2029(1)(2)		8,119	5,297
5.13%, 7/15/2029(1)(2)		52,694	34,652
5.50%, 1/15/2028(1)(2)		7,974	5,461
5.50%, 10/15/2029(1)(2)		118,339	77,996
CCO Holdings LLC
4.25%, 2/1/2031(1)		95,593	78,046
4.25%, 1/15/2034(1)		24,208	18,375
4.50%, 8/15/2030(1)		108,069	91,489
4.50%, 5/1/2032		94,019	75,725
4.75%, 3/1/2030(1)		39,605	34,303
5.00%, 2/1/2028(1)		18,210	17,024
5.13%, 5/1/2027(1)		26,053	25,015
6.38%, 9/1/2029(1)		19,741	18,764
Virgin Media Finance plc
5.00%, 7/15/2030(1)(2)		147,527	121,643
Virgin Media Secured Finance plc
4.50%, 8/15/2030(1)(2)		25,800	21,877
5.50%, 5/15/2029(1)(2)		27,393	25,041
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(1)		31,931	25,537
6.13%, 3/1/2028(1)		40,256	26,954
			703,199

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
ELECTRICAL EQUIPMENT - 1.2%
Regal Rexnord Corp.
6.05%, 2/15/2026	$1,768	$1,772
6.05%, 4/15/2028	3,998	4,046
6.30%, 2/15/2030	52,835	54,016
6.40%, 4/15/2033	46,270	47,343
		107,177

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Insight Enterprises, Inc.
6.63%, 5/15/2032(1)	8,026	8,150

FINANCIAL SERVICES - 0.3%
Block, Inc.
3.50%, 6/1/2031	7,513	6,481
6.50%, 5/15/2032(1)	20,070	20,339
		26,820

FOOD PRODUCTS - 0.1%
H-Food Holdings LLC
8.50%, 6/1/2026(1)	78,005	5,460

HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Medline Borrower LP
3.88%, 4/1/2029(1)	175,967	162,050
5.25%, 10/1/2029(1)	59,998	57,258
6.25%, 4/1/2029(1)	30,184	30,525
		249,833

HEALTH CARE PROVIDERS & SERVICES - 0.3%
HCA, Inc.
3.50%, 9/1/2030	14,382	12,973
Surgery Center Holdings, Inc.
7.25%, 4/15/2032(1)	6,505	6,571
		19,544

HOTEL & RESORT REITS - 0.5%
XHR LP
4.88%, 6/1/2029(1)	48,544	45,495

HOTELS, RESTAURANTS & LEISURE - 14.3%
Allwyn Entertainment Financing UK plc
7.88%, 4/30/2029(1)(2)	4,660	4,815
Brinker International, Inc.
5.00%, 10/1/2024(1)	26,345	26,249
8.25%, 7/15/2030(1)	3,399	3,569
Carnival Corp.
4.00%, 8/1/2028(1)	13,445	12,626
5.75%, 3/1/2027(1)	120,587	119,131
6.00%, 5/1/2029(1)	147,473	145,677
7.63%, 3/1/2026(1)	7,882	7,960
10.50%, 6/1/2030(1)	18,945	20,580
Carnival Holdings Bermuda Ltd.
10.38%, 5/1/2028(1)	4,169	4,513
Churchill Downs, Inc.
4.75%, 1/15/2028(1)	18,039	17,230
5.75%, 4/1/2030(1)	8,334	8,095
Flutter Treasury Designated Activity Co.
6.38%, 4/29/2029(1)(2)	16,286	16,389
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/2028(1)	16,878	17,352
Lindblad Expeditions LLC
6.75%, 2/15/2027(1)	39,985	39,483
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031(1)(2)	39,437	40,181
MGM Resorts International
4.63%, 9/1/2026	4,758	4,642
4.75%, 10/15/2028	40,099	38,177
5.50%, 4/15/2027	2,484	2,451
Motion Bondco DAC
6.63%, 11/15/2027(1)(2)	42,716	41,374
NCL Corp. Ltd.
3.63%, 12/15/2024(1)	17,414	17,211
5.88%, 3/15/2026(1)	54,925	54,300
5.88%, 2/15/2027(1)	6,824	6,735
7.75%, 2/15/2029(1)	72,482	75,360
8.13%, 1/15/2029(1)	16,983	17,794
NCL Finance Ltd.
6.13%, 3/15/2028(1)	135,465	133,776
Raising Cane’s Restaurants LLC
9.38%, 5/1/2029(1)	4,247	4,587
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(1)	19,431	18,805
5.38%, 7/15/2027(1)	8,553	8,422
5.50%, 8/31/2026(1)	26,365	26,072
5.50%, 4/1/2028(1)	49,465	48,834
6.25%, 3/15/2032(1)	13,336	13,448
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(1)	26,914	25,430
Station Casinos LLC
4.63%, 12/1/2031(1)	29,589	26,373
TKC Holdings, Inc.
6.88%, 5/15/2028(1)	60,254	58,420
10.50%, 5/15/2029(1)	94,838	93,377
Vail Resorts, Inc.
6.50%, 5/15/2032(1)	32,460	32,848
		1,232,286

HOUSEHOLD DURABLES - 0.2%
Tempur Sealy International, Inc.
3.88%, 10/15/2031(1)	19,694	16,462

INSURANCE - 12.1%
Acrisure LLC
4.25%, 2/15/2029(1)	20,011	18,178
6.00%, 8/1/2029(1)	90,659	83,645
7.50%, 11/6/2030(1)	37,584	37,610
8.25%, 2/1/2029(1)	50,006	50,248
8.50%, 6/15/2029(1)	35,984	36,354
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(1)	11,678	10,934
5.88%, 11/1/2029(1)	29,048	27,182

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
6.75%, 10/15/2027(1)	$32,028	$31,591
7.00%, 1/15/2031(1)	16,488	16,657
AmWINS Group, Inc.
4.88%, 6/30/2029(1)	7,360	6,847
6.38%, 2/15/2029(1)	11,301	11,332
Ardonagh Finco Ltd.
7.75%, 2/15/2031(1)(2)	86,056	85,072
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(1)(2)	245,066	239,358
AssuredPartners, Inc.
5.63%, 1/15/2029(1)	1,469	1,374
Baldwin Insurance Group Holdings LLC
7.13%, 5/15/2031(1)	49,691	50,268
BroadStreet Partners, Inc.
5.88%, 4/15/2029(1)	65,204	60,841
GTCR AP Finance, Inc.
8.00%, 5/15/2027(1)	60,606	60,746
Highlands Holdings Bond Issuer Ltd.
7.63% Cash, 8.38% PIK, 10/15/2025(1)(2)	10,803	10,822
Howden UK Refinance plc
7.25%, 2/15/2031(1)(2)	15,655	15,538
HUB International Ltd.
7.25%, 6/15/2030(1)	54,194	55,556
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030(1)(2)	82,197	85,721
10.50%, 12/15/2030(1)(2)	43,323	46,523
Ryan Specialty LLC
4.38%, 2/1/2030(1)	7,638	7,074
		1,049,471

IT SERVICES - 1.8%
Arches Buyer, Inc.
4.25%, 6/1/2028(1)	173,635	155,035

LIFE SCIENCES TOOLS & SERVICES - 0.0%^
Fortrea Holdings, Inc.
7.50%, 7/1/2030(1)	3,854	3,829

MACHINERY - 2.2%
Calderys Financing LLC
11.25%, 6/1/2028(1)(2)	38,672	40,908
Chart Industries, Inc.
7.50%, 1/1/2030(1)	18,527	19,145
9.50%, 1/1/2031(1)	12,093	13,103
Werner FinCo. LP
8.75% Cash, 5.75% PIK, 10/15/2028(1)	49,035	48,195
11.50%, 6/15/2028(1)	55,221	59,967
		181,318

MEDIA - 3.7%
CMG Media Corp.
8.88%, 12/15/2027(1)	13,630	7,774
CSC Holdings LLC
4.50%, 11/15/2031(1)	8,967	5,786
4.63%, 12/1/2030(1)	103,809	37,807
5.38%, 2/1/2028(1)	6,632	5,039
6.50%, 2/1/2029(1)	17,361	12,671
7.50%, 4/1/2028(1)	57,856	30,705
11.25%, 5/15/2028(1)	4,509	3,927
DISH Network Corp.
11.75%, 11/15/2027(1)	33,558	32,904
Neptune Bidco US, Inc.
9.29%, 4/15/2029(1)	26,881	25,800
Sinclair Television Group, Inc.
5.13%, 2/15/2027(1)	42,744	37,695
5.50%, 3/1/2030(1)	45,261	27,528
Sunrise HoldCo IV BV
5.50%, 1/15/2028(1)(2)	3,108	3,006
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(1)(2)	22,722	20,218
Ziggo Bond Co. BV
5.13%, 2/28/2030(1)(2)	18,989	16,134
6.00%, 1/15/2027(1)(2)	27,070	26,552
Ziggo BV
4.88%, 1/15/2030(1)(2)	24,246	21,555
		315,101

METALS & MINING - 0.8%
Commercial Metals Co.
3.88%, 2/15/2031	3,702	3,294
4.13%, 1/15/2030	12,069	11,032
Compass Minerals International, Inc.
6.75%, 12/1/2027(1)	55,979	53,496
		67,822

OIL, GAS & CONSUMABLE FUELS - 3.7%
Comstock Resources, Inc.
6.75%, 3/1/2029(1)	36,594	35,182
CrownRock LP
5.00%, 5/1/2029(1)	29,058	28,823
5.63%, 10/15/2025(1)	5,946	5,932
Global Partners LP
8.25%, 1/15/2032(1)	3,342	3,435
MEG Energy Corp.
5.88%, 2/1/2029(1)(2)	49,663	48,308
SM Energy Co.
6.50%, 7/15/2028	19,854	19,683
6.63%, 1/15/2027	3,778	3,763
Strathcona Resources Ltd.
6.88%, 8/1/2026(1)(2)	28,417	28,119
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(1)	5	5
Venture Global LNG, Inc.
9.50%, 2/1/2029(1)	57,722	63,211
9.88%, 2/1/2032(1)	77,717	84,589
		321,050

PAPER & FOREST PRODUCTS - 0.4%
Ahlstrom Holding 3 Oy

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
4.88%, 2/4/2028(1)(2)	$33,404	$31,187

PASSENGER AIRLINES - 4.0%
Delta Air Lines, Inc.
3.75%, 10/28/2029	54,212	49,959
4.38%, 4/19/2028	9,849	9,491
7.38%, 1/15/2026	37,312	38,059
VistaJet Malta Finance plc
6.38%, 2/1/2030(1)(2)	227,970	179,128
7.88%, 5/1/2027(1)(2)(3)	57,489	50,747
9.50%, 6/1/2028(1)(2)	19,631	17,209
		344,593

PERSONAL CARE PRODUCTS - 1.1%
BellRing Brands, Inc.
7.00%, 3/15/2030(1)	77,724	79,651
Prestige Brands, Inc.
3.75%, 4/1/2031(1)	22,886	19,919
		99,570

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029(1)	36,031	22,177

SOFTWARE - 1.0%
Castle US Holding Corp.
9.50%, 2/15/2028(1)	25,953	12,198
SS&C Technologies, Inc.
6.50%, 6/1/2032(1)	20,066	20,241
UKG, Inc.
6.88%, 2/1/2031(1)	56,607	57,316
		89,755

SPECIALIZED REITS - 0.2%
Iron Mountain, Inc.
5.00%, 7/15/2028(1)	2,053	1,967
5.25%, 7/15/2030(1)	16,752	15,922
		17,889

SPECIALTY RETAIL - 2.1%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029(1)	27,360	25,288
Bath & Body Works, Inc.
6.63%, 10/1/2030(1)	9,413	9,442
6.75%, 7/1/2036	10,753	10,705
6.88%, 11/1/2035	26,806	27,035
Cougar JV Subsidiary LLC
8.00%, 5/15/2032(1)	28,098	29,055
Evergreen Acqco 1 LP
9.75%, 4/26/2028(1)	15,068	16,080
Gap, Inc. (The)
3.63%, 10/1/2029(1)	38,970	33,738
3.88%, 10/1/2031(1)	26,947	22,495
Specialty Building Products Holdings LLC
6.38%, 9/30/2026(1)	7,217	7,091
		180,929

TRADING COMPANIES & DISTRIBUTORS - 0.3%
United Rentals North America, Inc.
6.00%, 12/15/2029(1)	23,069	23,171

WIRELESS TELECOMMUNICATION SERVICES - 1.2%
Altice France Holding SA
6.00%, 2/15/2028(1)(2)	89,835	29,196
10.50%, 5/15/2027(1)(2)	25,971	10,362
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(1)(2)	42,712	35,446
7.75%, 4/15/2032(1)(2)	32,524	31,725
		106,729

Total corporate bonds (Cost $6,613,072)		6,244,794

BANK LOANS - 16.2%

AUTO COMPONENTS - 0.6%
WP NewCo LLC Term Loan
(SOFR + 4.50%), 10.09%, 5/11/2028(4)	83,885	49,043

AUTOMOBILE COMPONENTS - 0.2%
Wheel Pros, Inc. Term Loan
(SOFR + 8.88%), 14.46%, 5/11/2028(4)	12,709	13,618

CAPITAL MARKETS - 0.2%
Aretec Group, Inc. Term Loan B2
(SOFR + 4.00%), 9.34%, 8/9/2030(4)	12,478	12,517
Osaic Holdings, Inc. Term Loan
(SOFR + 4.00%), 9.34%, 8/17/2028(4)	7,878	7,899
		20,416

COMMERCIAL SERVICES - 0.3%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 10.69%, 12/21/2028(4)	28,543	27,365

COMMERCIAL SERVICES & SUPPLIES - 0.2%
OMNIA Partners LLC Term Loan
(SOFR + 3.25%), 8.57%, 7/25/2030(4)	15,819	15,817

COMMUNICATIONS EQUIPMENT - 0.7%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.85%, 11/30/2029(4)	25,761	25,740

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 10.60%, 11/29/2030(4)	$32,835	$33,229
		58,969

CONSTRUCTION & ENGINEERING - 0.2%
CD&R Hydra Buyer, Inc. Term Loan
(SOFR + 4.00%), 9.44%, 3/25/2031(4)	15,810	15,835

CONTAINERS & PACKAGING - 0.4%
Iris Holding, Inc. First Lien Term Loan
(SOFR + 4.75%), 10.18%, 6/28/2028(4)	35,795	33,692

DISTRIBUTORS - 0.4%
Verde Purchaser LLC Term Loan
(SOFR + 4.50%), 9.83%, 11/30/2030(4)	33,883	33,824

DIVERSIFIED CONSUMER SERVICES - 0.6%
Wand Newco 3, Inc. First Lien Term Loan
(SOFR + 3.75%), 9.09%, 1/30/2031(4)	51,506	51,819

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Zayo Group Holdings, Inc. Term Loan
(SOFR + 3.00%), 8.46%, 3/9/2027(4)	34,510	29,952

ELECTRICAL EQUIPMENT - 0.2%
Indicor LLC First Lien Term Loan
(SOFR + 3.25%), 8.58%, 11/22/2029(4)	17,615	17,681

ENTERTAINMENT - 0.7%
J&J Ventures Gaming LLC Delayed Draw Term Loan
(SOFR + 4.25%), 9.71%, 4/26/2028(4)	41,359	41,204
J&J Ventures Gaming LLC Term Loan
(SOFR + 4.00%), 9.46%, 4/26/2028(4)	13,207	13,176
		54,380

FINANCIAL SERVICES - 0.3%
Kestra Advisor Services Holdings A, Inc. Term Loan
(SOFR + 4.00%), 9.34%, 3/22/2031(4)	24,357	24,418

FOOD PRODUCTS - 0.8%
H-Food Holdings LLC Term Loan
(SOFR + 3.69%), 9.30%, 5/23/2025(4)	50,832	36,965
H-Food Holdings LLC Term Loan B2
(SOFR + 4.00%), 9.61%, 5/23/2025(4)	32,831	23,875
H-Food Holdings LLC Term Loan B3
(SOFR + 5.00%), 10.61%, 5/23/2025(4)	11,032	8,022
		68,862

FOOD SERVICE - 1.0%
TKC Holdings, Inc. Term Loan
(SOFR + 5.50%), 11.11%, 5/15/2028(4)	71,548	71,352
TKC Midco 1 LLC Term Loan
12.00% Cash, 13.50% PIK, 2/15/2027	21,888	17,948
		89,300

HEALTH CARE PROVIDERS & SERVICES - 0.3%
Surgery Center Holdings, Inc. Term Loan
(SOFR + 2.75%), 8.09%, 12/19/2030(4)	23,737	23,773

HOTELS, RESTAURANTS & LEISURE - 0.5%
BCPE Grill Parent, Inc. Term Loan
(SOFR + 4.75%), 10.09%, 9/30/2030(4)	36,890	36,281
LC Ahab US Bidco LLC Term Loan
(SOFR + 3.50%), 8.84%, 5/1/2031(4)	8,008	8,013
		44,294

INSURANCE - 2.8%
Amynta Agency Borrower, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.24%, 2/28/2028(4)	9,625	9,639
(SOFR + 4.25%), 9.55%, 2/28/2028(4)	105,945	106,096
Ardonagh Group Finance Pty Ltd. First Lien Term Loan
(SOFR + 3.75%), 8.98%, 2/27/2031(4)	39,731	39,632
AssuredPartners, Inc. Term Loan
(SOFR + 3.50%), 8.84%, 2/14/2031(4)	3,088	3,094
HIG Finance 2 Ltd. Term Loan
(SOFR + 3.50%), 8.84%, 2/15/2031(4)	12,232	12,249
Hub International Ltd. Term Loan
(SOFR + 3.25%), 8.57%, 6/20/2030(4)	5,728	5,738
(SOFR + 3.25%), 8.58%, 6/20/2030(4)	15	15
OneDigital Borrower LLC Second Lien Term Loan
(SOFR + 5.75%), 10.99%, 6/14/2032(4)	14,040	13,970
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 10.08%, 5/6/2032(4)	48,334	49,200
		239,633

INVESTMENT COMPANIES - 1.2%
Nexus Buyer LLC First Lien Term Loan

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
(SOFR + 3.75%), 9.19%, 11/9/2026(4)	$26,098	$26,050
(SOFR + 4.50%), 9.84%, 12/13/2028(4)	16,018	16,014
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 11.69%, 11/5/2029(4)	62,871	62,509
		104,573

IT SERVICES - 0.1%
Arches Buyer, Inc. Term Loan
(SOFR + 3.25%), 8.69%, 12/6/2027(4)	9,177	8,766

LEISURE PRODUCTS - 0.2%
Bulldog Purchaser, Inc. Second Lien Term Loan
(SOFR + 6.75%), 12.08%, 6/28/2032(4)	9,545	9,474
Bulldog Purchaser, Inc. Term Loan B
(SOFR + 4.25%), 9.48%, 6/13/2031(4)	11,117	11,159
		20,633

RETAIL - CONSUMER STAPLES - 0.0%^
Arthur US Finco, Inc. Term Loan
(SOFR + 5.25%), 10.58%, 12/14/2029(4)	401	386

SOFTWARE - 3.3%
Applied Systems, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.83%, 2/24/2031(4)	44,631	44,933
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 5.25%), 10.58%, 2/23/2032(4)	19,044	19,663
Castle US Holding Corp. Term Loan
(SOFR + 3.75%), 9.36%, 1/29/2027(4)	4,823	2,973
CommerceHub, Inc. Second Lien Term Loan
(SOFR + 7.00%), 12.48%, 12/29/2028(4)	10,610	8,461
Constant Contact, Inc. Second Lien Term Loan
(SOFR + 7.50%), 13.06%, 2/12/2029(4)	28,018	25,776
Matrix Parent, Inc. First Lien Term Loan
(SOFR + 7.00%), 10.46%, 3/1/2029(4)	21,052	7,157
Orchid Merger Sub II LLC Term Loan
(SOFR + 4.75%), 10.23%, 7/27/2027(4)	22,918	13,751
Renaissance Holding Corp. First Lien Term Loan
(SOFR + 4.25%), 9.60%, 4/5/2030(4)	61,509	61,422
UKG, Inc. First Lien Term Loan
(SOFR + 3.25%), 8.58%, 2/10/2031(4)	105,742	106,086
		290,222

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.56%, 12/1/2027(4)	24,083	18,807
(SOFR + 4.25%), 9.81%, 12/1/2027(4)	4,698	3,709
Ivanti Software, Inc. Second Lien Term Loan
(SOFR + 7.25%), 12.83%, 12/1/2028(4)	6,435	4,094
		26,610

TRANSPORTATION - 0.4%
SIRVA Worldwide, Inc. Delayed Draw Term Loan
(SOFR + 8.00%), 13.43%, 3/6/2026(4)(5)(6)	947	939
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 5.50%), 11.09%, 8/4/2025(4)	5,461	3,823
(SOFR + 5.50%), 11.11%, 8/4/2025(4)	31,027	21,718
SIRVA Worldwide, Inc. Term Loan
(SOFR + 8.00%), 13.44%, 3/6/2026(4)(5)(6)	5,699	5,653
		32,133

Total bank loans (Cost $1,465,619)		1,396,014

Shares Held

COMMON STOCK - 0.2%

MACHINERY - 0.2%
Utex Equity (Cost $10,178)*(7)	364	13,710

No. of Warrants‡

WARRANTS - 0.0%

FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10 (Cost $—)*(5)(6)(7)	71	—

Shares Held

SHORT-TERM INVESTMENT - 9.7%

INVESTMENT COMPANY - 9.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19%(8) (Cost $838,822)	838,822	838,822

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Value
Total investments - 98.6% (Cost $8,927,691)	8,493,340
Other assets less liabilities - 1.4%	118,838
Total net assets - 100.0%#	$8,612,178

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ahlstrom Holding 3 Oy, 4.88%, 2/4/2028	Finland	USD
Allwyn Entertainment Financing UK plc, 7.88%, 4/30/2029	Czech Republic	USD
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	USD
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	USD
Altice France SA, 5.13%, 1/15/2029	France	USD
Altice France SA, 5.13%, 7/15/2029	France	USD
Altice France SA, 5.50%, 1/15/2028	France	USD
Altice France SA, 5.50%, 10/15/2029	France	USD
Ardonagh Finco Ltd., 7.75%, 2/15/2031	United Kingdom	USD
Ardonagh Group Finance Ltd., 8.88%, 2/15/2032	United Kingdom	USD
Bombardier, Inc., 7.88%, 4/15/2027	Canada	USD
Calderys Financing LLC, 11.25%, 6/1/2028	France	USD
Canpack SA, 3.88%, 11/15/2029	Poland	USD
Flutter Treasury Designated Activity Co., 6.38%, 4/29/2029	Ireland	USD
Highlands Holdings Bond Issuer Ltd., 7.63% Cash, 8.38% PIK, 10/15/2025	Bermuda	USD
Howden UK Refinance plc, 7.25%, 2/15/2031	United Kingdom	USD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030	Canada	USD
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030	Canada	USD
MEG Energy Corp., 5.88%, 2/1/2029	Canada	USD
Merlin Entertainments Group US Holdings, Inc., 7.38%, 2/15/2031	United Kingdom	USD
Methanex Corp., 5.13%, 10/15/2027	Canada	USD
Methanex Corp., 5.25%, 12/15/2029	Canada	USD
Methanex Corp., 5.65%, 12/1/2044	Canada	USD
Motion Bondco DAC, 6.63%, 11/15/2027	United Kingdom	USD
Strathcona Resources Ltd., 6.88%, 8/1/2026	Canada	USD
Sunrise HoldCo IV BV, 5.50%, 1/15/2028	Netherlands	USD
Virgin Media Finance plc, 5.00%, 7/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028	United Kingdom	USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030	Switzerland	USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027	Switzerland	USD
VistaJet Malta Finance plc, 9.50%, 6/1/2028	Switzerland	USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031	United Kingdom	USD
Vmed O2 UK Financing I plc, 7.75%, 4/15/2032	United Kingdom	USD
Ziggo Bond Co. BV, 5.13%, 2/28/2030	Netherlands	USD
Ziggo Bond Co. BV, 6.00%, 1/15/2027	Netherlands	USD
Ziggo BV, 4.88%, 1/15/2030	Netherlands	USD

(3)	All or a portion of security is on loan at June 30, 2024.
(4)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
(5)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(6)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,592, or 0.1% of total net assets. See notes (B) and (C) in the accompanying notes.
(7)	Defaulted securities.
(8)	Security is partially used as collateral for securities lending. At June 30, 2024, the Fund had loaned securities with a total value of $16,057. This was collateralized by cash of $16,398 which was subsequently invested in an investment company.

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $8,736 or 0.1% of the total net assets as of June 30, 2024, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Appreciation (Depreciation)
SIRVA Worldwide, Inc. Delayed Draw Term Loan	$828	$822	$(6)
	$828	$822	$(6)

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,209,361	14.2%
Consumer Discretionary	1,904,191	22.4
Consumer Staples	263,578	3.1
Energy	321,050	3.8
Financials	1,511,797	17.8
Health Care	296,979	3.5
Industrials	912,986	10.8
Information Technology	637,507	7.5
Materials	437,395	5.1
Real Estate	159,674	1.9
Short-Term Investment	838,822	9.9
Total investments	$8,493,340	100.0%

TRADING CURRENCIES
Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$7,128	0.1%
USD	8,486,212	99.9
Total investments	$8,493,340	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	3,683	EUR	3,445	BOA	7/19/2024	$(9)
USD	3,239	EUR	3,029	BOA	7/19/2024	(8)
Total unrealized depreciation						(17)

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITY - 96.2%

BELGIUM - 3.5%
UCB SA(1)	1,218	$180,529

CANADA - 3.6%
Canadian Pacific Kansas City Ltd.	1,742	137,224
Shopify, Inc., Class A*	757	49,976
		187,200
DENMARK - 9.0%
Danske Bank A/S(1)	3,213	95,651
NKT A/S*(1)	417	36,364
Novo Nordisk A/S, ADR	174	24,792
Novo Nordisk A/S, Class B(1)	2,044	292,054
Novonesis (Novozymes) B, Class B(1)	264	16,152
		465,013
FRANCE - 8.6%
Air Liquide SA(1)	1,285	221,313
Airbus SE(1)	432	59,503
AXA SA(1)	1,930	63,543
Safran SA(1)	475	99,834
		444,193
GERMANY - 9.0%
Allianz SE(1)	385	107,044
Deutsche Bank AG(1)	4,670	74,503
Deutsche Boerse AG(1)	774	158,161
Deutsche Telekom AG(1)	4,881	122,789
		462,497
IRELAND - 4.1%
AerCap Holdings NV	1,317	122,766
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	5,052	88,180
		210,946
ITALY - 3.7%
BFF Bank SpA(1)(4)	2,288	21,797
Mediobanca Banca di Credito Finanziario SpA(1)	3,378	49,714
UniCredit SpA(1)	1,657	61,747
Wizz Air Holdings plc*(1)(4)	2,100	59,401
		192,659
JAPAN - 11.2%
Coca-Cola Bottlers Japan Holdings, Inc.(1)	1,265	15,839
Daiichi Sankyo Co. Ltd.(1)	2,349	82,070
Japan Post Bank Co. Ltd.(1)	596	5,637
Mitsubishi Electric Corp.(1)	620	9,915
Mitsubishi Estate Co. Ltd.(1)	4,161	65,551
Mitsui Fudosan Co. Ltd.(1)	9,485	87,246
Nippon Sanso Holdings Corp.(1)	2,004	59,617
Otsuka Holdings Co. Ltd.(1)(5)	1,849	77,957
Resona Holdings, Inc.(1)	10,232	67,942
Sumitomo Mitsui Financial Group, Inc.(1)	1,082	72,381
Tokyu Corp.(1)	3,009	33,130
		577,285
MEXICO - 1.5%
Cemex SAB de CV, ADR	4,690	29,970
Wal-Mart de Mexico SAB de CV	13,775	47,052
		77,022
NETHERLANDS - 5.4%
Argenx SE*(1)	107	46,371
Argenx SE, ADR*	310	133,370
ASML Holding NV(1)	46	47,747
ASML Holding NV, ADR	51	52,628
		280,116
RUSSIA - 0.0%
GMK Norilskiy Nickel PAO, ADR*(1)(6)(7)	4,881	—
Sberbank of Russia PJSC*(1)(6)(7)	38,445	—
		—
SOUTH KOREA - 2.2%
Hanwha Aerospace Co. Ltd.(1)	263	47,519
LIG Nex1 Co. Ltd.(1)	398	63,600
		111,119
SPAIN - 1.6%
Aena SME SA(1)(4)	368	74,134
Banco Santander SA(1)	2,126	9,855
		83,989
SWITZERLAND - 8.5%
Galderma Group AG*(1)	232	19,063
Medacta Group SA(1)(4)	354	48,221
SGS SA(1)	287	25,537
Temenos AG(1)	721	49,714
UBS Group AG(1)	10,216	299,028
		441,563
UNITED KINGDOM - 11.9%
Ashtead Group plc(1)	441	29,360
AstraZeneca plc(1)	302	47,096
BAE Systems plc(1)	11,230	187,509
London Stock Exchange Group plc(1)	517	61,274
Melrose Industries plc(1)	23,212	162,105
RELX plc(1)	2,732	125,255
		612,599
UNITED STATES - 12.4%
Amazon.com, Inc.*	1,486	287,142
CRH plc	695	52,106
Linde plc	544	238,777
Nestle SA(1)	627	63,990
		642,015
Total common stocks and equity-linked security
(Cost $3,884,851)		4,968,745

SHORT-TERM INVESTMENT - 2.5%

INVESTMENT COMPANY - 2.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19%(8) (Cost $128,115)	128,115	128,115

Artisan International Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

Value
Total investments - 98.7% (Cost $4,012,966)	$5,096,860
Other assets less liabilities - 1.3%	66,418
Total net assets - 100.0%#	$5,163,278

Artisan International Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,792,942, or 73.5% of total net assets. See notes (B) and (C) in the accompanying notes.
(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 10/23/2023	$78,364	$88,180	1.7%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the value of these securities was $203,553 or 3.9% of net assets.
(5)	All or a portion of security is on loan at June 30, 2024.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets

GMK Norilskiy Nickel PAO	11/09/2020 - 01/14/2022	$151,723	$—	0.0%

Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	159,810	—	0.0%

(8)	Security is partially used as collateral for securities lending. At June 30, 2024, the Fund had loaned securities with a total value of $22,128. This was collateralized by cash of $23,237 which was subsequently invested in an investment company.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$122,789	2.4%
Consumer Discretionary	287,142	5.7
Consumer Staples	126,881	2.5
Financials	1,148,277	22.5
Health Care	951,523	18.7
Industrials	1,361,336	26.7
Information Technology	200,065	3.9
Materials	617,935	12.1
Real Estate	152,797	3.0
Short-Term Investment	128,115	2.5
Total investments	$5,096,860	100.0%

Artisan International Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

TRADING CURRENCIES
Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$137,224	2.7%
CHF	505,553	9.9
DKK	440,221	8.6
EUR	1,398,584	27.5
GBP	672,000	13.2
JPY	577,285	11.3
KRW	111,119	2.2
MXN	47,052	0.9
RUB	—	0.0
USD	1,207,822	23.7
Total investments	$5,096,860	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Explorer Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 87.0%

ARGENTINA - 7.8%
Despegar.com Corp.*	869	$11,492

AUSTRALIA - 3.2%
Steadfast Group Ltd.(1)	1,127	4,645

CANADA - 1.9%
Knight Therapeutics, Inc.*	287	1,188
Real Matters, Inc.*	335	1,539
		2,727
CHINA - 0.1%
China Isotope & Radiation Corp.(1)	130	168

DENMARK - 1.9%
ALK-Abello A/S, Class B*(1)	128	2,802

FRANCE - 4.0%
Alten SA(1)	54	5,899

GERMANY - 4.3%
AlzChem Group AG(1)	90	4,642
Hensoldt AG(1)	47	1,739
		6,381
INDIA - 2.3%
Care Ratings Ltd.(1)	259	3,302

INDONESIA - 1.7%
Mitra Adiperkasa Tbk. PT(1)	27,621	2,482

IRELAND - 7.9%
Glenveagh Properties plc*(1)(2)	8,581	11,545

ITALY - 1.5%
Sesa SpA(1)	18	2,169

JAPAN - 11.1%
Kansai Paint Co. Ltd.(1)	243	3,911
Sato Holdings Corp.(1)	365	4,905
Zuken, Inc.(1)	285	7,516
		16,332
NETHERLANDS - 1.7%
Pluxee NV*(1)	87	2,435

NORWAY - 1.3%
Spir Group ASA*(1)	2,409	1,850

SOUTH AFRICA - 1.0%
Famous Brands Ltd.(1)	526	1,504

SOUTH KOREA - 1.9%
Vitzrocell Co. Ltd.(1)	180	2,800

SWITZERLAND - 0.9%
Medmix AG(1)(2)	92	1,386

UNITED KINGDOM - 26.6%
Allfunds Group plc(1)	261	1,461
Essentra plc(1)	1,356	2,724
FD Technologies plc*(1)	72	1,305
FDM Group Holdings plc(1)	667	3,455
IDOX plc(1)	4,383	3,357
IQE plc*(1)	9,463	3,731
Kingfisher plc(1)	970	3,053
LSL Property Services plc(1)	349	1,468
Luxfer Holdings plc	285	3,302
M&C Saatchi plc(1)(3)	6,144	15,151
		39,007
UNITED STATES - 4.7%
Impro Precision Industries Ltd.(1)(2)	12,938	3,443
Signify NV(1)(2)	137	3,424
		6,867
VIRGIN ISLANDS, BRITISH - 1.2%
AdvancedAdvT Ltd.*(1)	945	1,703
Total common stocks
(Cost $114,056)		127,496

SHORT-TERM INVESTMENT - 11.9%

INVESTMENT COMPANY - 11.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $17,453)	17,453	17,453

Total investments - 98.9% (Cost $131,509)		144,949
Other assets less liabilities - 1.1%		1,715
Total net assets - 100.0%#		$146,664

Artisan International Explorer Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $109,975, or 75.0% of total net assets. See notes (B) and (C) in the accompanying notes.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the value of these securities was $19,798 or 13.5% of net assets.
(3)	Affiliated company as defined under the Investment Company Act of 1940.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$15,151	10.5%
Consumer Discretionary	30,076	20.7
Financials	11,111	7.7
Health Care	5,544	3.8
Industrials	22,048	15.2
Information Technology	29,282	20.2
Materials	11,277	7.8
Real Estate	3,007	2.1
Short-Term Investment	17,453	12.0
Total investments	$144,949	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
AUD	$4,645	3.2%
CAD	2,727	1.9
CHF	1,386	1.0
DKK	2,802	1.9
EUR	33,314	23.0
GBP	35,947	24.8
HKD	3,611	2.5
IDR	2,482	1.7
INR	3,302	2.3
JPY	16,332	11.3
KRW	2,800	1.9
NOK	1,850	1.3
USD	32,247	22.2
ZAR	1,504	1.0
Total investments	$144,949	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Small-Mid Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 98.6%

BELGIUM - 0.7%
Azelis Group NV(1)	1,668	$29,748

BRAZIL - 1.5%
Hapvida Participacoes e Investimentos SA*(2)	18,923	12,897
Rumo SA	6,131	22,647
Vibra Energia SA	7,722	28,900
		64,444
CANADA - 5.2%
Altus Group Ltd.	684	25,263
CAE, Inc.*	3,317	61,609
Descartes Systems Group, Inc. (The)*	278	26,913
Kinaxis, Inc.*	430	49,536
Lightspeed Commerce, Inc.*	3,041	41,561
Whitecap Resources, Inc.	3,052	22,333
		227,215
CHINA - 0.4%
BeiGene Ltd., ADR*	129	18,366

DENMARK - 6.4%
ALK-Abello A/S, Class B*(1)	1,522	33,256
Ambu A/S, Class B*(1)	5,168	99,268
DSV A/S(1)	179	27,385
FLSmidth & Co. A/S(1)	1,210	59,992
Genmab A/S*(1)	103	25,727
Vestas Wind Systems A/S*(1)	831	19,175
Zealand Pharma A/S, Class A*(1)	115	14,670
		279,473
FINLAND - 2.3%
Cargotec OYJ, Class B(1)	195	15,648
Huhtamaki OYJ(1)	470	18,830
Metso Oyj(1)	6,036	64,031
		98,509
FRANCE - 1.2%
Gaztransport Et Technigaz SA(1)	107	13,995
Lectra(1)	1,313	38,745
		52,740
GERMANY - 3.9%
AIXTRON SE(1)	2,207	43,298
Brenntag SE(1)	360	24,289
Fresenius Medical Care AG(1)	365	13,964
Hannover Rueck SE(1)	125	31,792
Hensoldt AG(1)	841	30,915
Immatics NV*	435	5,053
Symrise AG, Class A(1)	155	19,001
		168,312
ICELAND - 0.4%
Embla Medical HF*(1)	4,141	17,546

INDIA - 2.3%
PB Fintech Ltd.*(1)	1,783	29,790
WNS Holdings Ltd.*	1,331	69,899
		99,689
IRELAND - 0.7%
AerCap Holdings NV	344	32,080

ISRAEL - 5.6%
Kornit Digital Ltd.*	2,258	33,052
Nice Ltd., ADR*	849	146,059
Radware Ltd.*	1,398	25,491
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(1)	176	9,244
Tel Aviv Stock Exchange Ltd.(1)	4,334	31,005
		244,851
ITALY - 1.5%
Davide Campari-Milano NV(1)	2,703	25,482
Ermenegildo Zegna NV	2,278	26,968
Moncler SpA(1)	186	11,396
		63,846
JAPAN - 16.4%
Azbil Corp.(1)	2,237	62,445
CKD Corp.(1)	2,479	49,426
Daikokutenbussan Co. Ltd.(1)	719	38,190
DMG Mori Co. Ltd.(1)	1,472	38,422
en Japan, Inc.(1)	537	8,747
GMO Financial Gate, Inc.(1)	252	10,475
GMO Payment Gateway, Inc.(1)	974	53,993
Harmonic Drive Systems, Inc.(1)	1,019	28,609
Japan Elevator Service Holdings Co. Ltd.(1)	1,459	23,527
Jeol Ltd.(1)	407	18,593
Mani, Inc.(1)	924	11,378
MatsukiyoCocokara & Co.(1)	1,001	14,415
MISUMI Group, Inc.(1)	789	13,493
Money Forward, Inc.*(1)	737	24,875
Morinaga Milk Industry Co. Ltd.(1)	1,854	38,813
Nippon Gas Co. Ltd.(1)	587	8,798
NOF Corp.(1)	1,793	24,548
Rohm Co. Ltd.(1)	1,803	24,163
Rohto Pharmaceutical Co. Ltd.(1)	2,734	57,165
SCSK Corp.(1)	2,318	46,191
SG Holdings Co. Ltd.(1)	2,883	26,528
Shiseido Co. Ltd.(1)	1,390	39,550
Simplex Holdings, Inc.(1)	429	7,595
Suntory Beverage & Food Ltd.(1)	940	33,368
Toyo Suisan Kaisha Ltd.(1)	260	15,416
		718,723
MEXICO - 0.6%
Qualitas Controladora SAB de CV	2,741	27,867

NETHERLANDS - 0.7%
IMCD NV(1)	231	31,994

SOUTH KOREA - 0.1%
Hanmi Pharm Co. Ltd.(1)	18	3,437

Artisan International Small-Mid Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
SPAIN - 0.5%
Fluidra SA(1)	948	$19,696

SWEDEN - 4.0%
AAK AB(1)	1,095	32,020
Beijer Ref AB, Class B(1)	1,283	19,861
Fortnox AB(1)	5,832	35,360
Swedish Orphan Biovitrum AB*(1)	3,296	88,014
		175,255
SWITZERLAND - 4.3%
Alcon, Inc.(1)	1,069	95,151
Baloise Holding AG(1)	157	27,701
Belimo Holding AG(1)	33	16,555
Burckhardt Compression Holding AG(1)	36	23,535
Inficon Holding AG(1)	8	11,980
On Holding AG, Class A*	378	14,674
		189,596
THAILAND - 1.7%
Fabrinet*	305	74,635

UNITED KINGDOM - 20.7%
Alphawave IP Group plc*(1)	16,968	30,750
Balfour Beatty plc(1)	8,443	39,011
Berkeley Group Holdings plc(1)	295	17,007
Britvic plc(1)	4,072	60,826
Chemring Group plc(1)	6,787	31,984
ConvaTec Group plc(1)(2)	42,702	126,790
Direct Line Insurance Group plc(1)	18,431	46,762
Howden Joinery Group plc(1)	4,969	54,903
Intertek Group plc(1)	248	15,016
ITM Power plc*(1)	4,194	2,447
JD Sports Fashion plc(1)	19,869	29,738
JET2 plc(1)	5,421	89,776
LondonMetric Property plc, REIT(1)	4,790	11,720
MONY Group plc(1)	3,106	8,734
Pearson plc(1)	1,265	15,787
Rotork plc(1)	16,985	72,264
Smiths Group plc(1)	2,827	60,974
Spectris plc(1)	543	19,105
Spirax Group plc(1)	241	25,900
St. James’s Place plc(1)	4,985	34,509
Subsea 7 SA(1)	2,126	39,877
Taylor Wimpey plc(1)	7,935	14,180
Trainline plc*(1)(2)	9,818	38,728
Weir Group plc (The)(1)	107	2,677
WH Smith plc(1)	1,007	14,399
		903,864
UNITED STATES - 17.5%
Agilysys, Inc.*	675	70,296
Agios Pharmaceuticals, Inc.*	199	8,571
Alkermes plc*	1,256	30,280
Alphatec Holdings, Inc.*	792	8,279
Avidity Biosciences, Inc.*	1,185	48,423
Calix, Inc.*	739	26,167
Celcuity, Inc.*	270	4,421
CyberArk Software Ltd.*	283	77,246
Denali Therapeutics, Inc.*	486	11,295
Disc Medicine, Inc.*	69	3,102
Five9, Inc.*	335	14,780
Glaukos Corp.*	638	75,529
Ingersoll Rand, Inc.	396	35,927
Inspire Medical Systems, Inc.*	150	20,031
Insulet Corp.*	176	35,608
Ionis Pharmaceuticals, Inc.*	169	8,059
Legend Biotech Corp., ADR*	295	13,056
Madrigal Pharmaceuticals, Inc.*	214	60,026
Myriad Genetics, Inc.*	1,577	38,577
Penumbra, Inc.*	114	20,556
Rhythm Pharmaceuticals, Inc.*	171	7,031
RxSight, Inc.*	828	49,836
STAAR Surgical Co.*	294	13,981
Tarsus Pharmaceuticals, Inc.*	393	10,677
UiPath, Inc., Class A*	2,534	32,136
ViewRay, Inc.*	9,051	—	^
Wolfspeed, Inc.*	1,869	42,532
		766,422
Total common stocks
(Cost $3,775,643)		4,308,308

SHORT-TERM INVESTMENT - 0.1%

INVESTMENT COMPANY - 0.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $6,179)	6,179	6,179

Total investments - 98.7% (Cost $3,781,822)		4,314,487
Other assets less liabilities - 1.3%		57,669
Total net assets - 100.0%#		$4,372,156

Artisan International Small-Mid Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,776,083, or 63.5% of total net assets. See notes (B) and (C) in the accompanying notes.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the value of these securities was $178,415 or 4.1% of net assets.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$8,734	0.2%
Consumer Discretionary	211,777	4.9
Consumer Staples	364,489	8.5
Energy	76,205	1.8
Financials	293,894	6.8
Health Care	1,051,448	24.4
Industrials	1,221,742	28.3
Information Technology	971,859	22.5
Materials	62,379	1.4
Real Estate	36,983	0.9
Utilities	8,798	0.2
Short-Term Investment	6,179	0.1
Total investments	$4,314,487	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
BRL	$64,444	1.5%
CAD	227,215	5.3
CHF	174,922	4.0
DKK	297,019	6.9
EUR	432,824	10.0
GBP	863,987	20.0
ILS	40,249	0.9
INR	29,790	0.7
JPY	718,723	16.7
KRW	3,437	0.1
MXN	27,867	0.6
NOK	39,877	0.9
SEK	175,255	4.1
USD	1,218,878	28.3
Total investments	$4,314,487	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Value Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITY - 87.6%

BELGIUM - 1.5%
Groupe Bruxelles Lambert NV(1)	4,803	$341,735
Liberty Global Ltd., Class A*	6,530	113,822
Liberty Global Ltd., Class C*	3,269	58,356
		513,913
BERMUDA - 0.4%
Voussoir RE Ltd. (Preferred Shares)*(1)(2)(3)	1	136,040

BRAZIL - 0.4%
Telefonica Brasil SA, ADR	16,476	135,272

CANADA - 3.9%
Alimentation Couche-Tard, Inc.	10,602	594,956
Suncor Energy, Inc.	18,746	714,609
		1,309,565
CHINA - 2.7%
Alibaba Group Holding Ltd.(1)	78,644	707,015
Anhui Conch Cement Co. Ltd., Class H(1)	45,515	108,371
Hengan International Group Co. Ltd.(1)	33,576	102,281
		917,667
FINLAND - 1.5%
Nokia OYJ(1)	50,687	192,843
Nokia OYJ, ADR	81,828	309,309
		502,152
FRANCE - 10.7%
Capgemini SE(1)	1,940	384,192
Danone SA(1)	22,164	1,352,683
Pluxee NV(1)	11,491	322,379
Safran SA(1)	4,431	932,260
Sodexo SA(1)	5,909	532,421
Sodexo SA (Registered Shares)(1)(3)	737	66,436
		3,590,371
GERMANY - 1.8%
Brenntag SE(1)	5,555	374,324
Fresenius Medical Care AG(1)	6,116	233,886
		608,210
INDIA - 3.1%
HCL Technologies Ltd.(1)	60,089	1,048,370

IRELAND - 1.9%
Ryanair Holdings plc(1)	1,846	32,217
Ryanair Holdings plc, Equity-Linked Security*(1)(4)(5)	34,277	598,344
		630,561
JAPAN - 1.8%
Nintendo Co. Ltd.(1)	4,450	237,773
Seven & i Holdings Co. Ltd.(1)	28,979	352,945
		590,718
MEXICO - 0.7%
Gruma SAB de CV, Class B	13,385	245,165

NETHERLANDS - 3.9%
Koninklijke Philips NV*(1)	44,114	1,109,306
Universal Music Group NV(1)	6,967	206,520
		1,315,826
SOUTH KOREA - 6.9%
NAVER Corp.(1)	2,211	267,850
Samsung Electronics Co. Ltd.(1)	25,121	1,476,270
Samsung Electronics Co. Ltd. (Preference)(1)	12,354	567,316
		2,311,436
SWITZERLAND - 17.2%
ABB Ltd.(1)	27,127	1,501,707
Barry Callebaut AG(1)	256	416,488
Cie Financiere Richemont SA(1)	4,505	703,035
DSM-Firmenich AG(1)	2,446	275,421
Novartis AG(1)	13,649	1,462,271
Sandoz Group AG(1)	3,980	143,988
UBS Group AG(1)	43,028	1,259,492
		5,762,402
UNITED KINGDOM - 15.2%
Associated British Foods plc(1)	18,999	591,222
Berkeley Group Holdings plc(1)(6)	5,947	343,292
Compass Group plc(1)	26,939	733,451
Lloyds Banking Group plc(1)	983,950	681,692
Pearson plc(1)	27,212	339,599
RELX plc(1)	21,454	983,494
Unilever plc(1)	25,729	1,416,595
		5,089,345
UNITED STATES - 14.0%
Arch Capital Group Ltd.*	16,982	1,713,330
CNH Industrial NV	24,620	249,402
Garmin Ltd.	5,564	906,477
Holcim AG(1)	8,746	775,730
Sensata Technologies Holding plc(6)	9,305	347,898
Willis Towers Watson plc	2,698	707,312
		4,700,149
Total common stocks and equity-linked security
(Cost $21,138,117)		29,407,162

SHORT-TERM INVESTMENT - 11.2%

INVESTMENT COMPANY - 11.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $3,773,338)	3,773,338	3,773,338

MISCELLANEOUS SECURITIES - 0.4%(1)(7)
Total Miscellaneous Securities
(Cost $153,666)		140,638

Total investments - 99.2%
(Cost $25,065,121)		33,321,138
Other assets less liabilities - 0.8%		256,746
Total net assets - 100.0%#		$33,577,884

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $23,451,892, or 69.8% of total net assets. See notes (B) and (C) in the accompanying notes.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	9/4/2020	$46,862	$66,436	0.2%
Voussoir RE Ltd. (Preferred Shares)	1/13/2023	100,000	136,040	0.4%

(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 6/27/2024	$552,259	$598,344	1.8%

(5)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Affiliated company as defined under the Investment Company Act of 1940.
(7)	Represents unrestricted previously undisclosed common stocks which the Fund has held for less than one year.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,019,593	3.1%
Consumer Discretionary	4,331,726	13.0
Consumer Staples	5,072,335	15.2
Energy	714,609	2.1
Financials	4,839,601	14.5
Health Care	2,949,451	8.9
Industrials	5,019,646	15.1
Information Technology	3,978,300	11.9
Materials	1,159,522	3.5
Miscellaneous Securities	463,017	1.4
Short-Term Investment	3,773,338	11.3
Total investments	$33,321,138	100.0%

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$1,309,565	3.9%
CHF	6,262,711	18.8
EUR	6,356,623	19.1
GBP	5,089,345	15.3
HKD	917,667	2.7
INR	1,048,370	3.1
JPY	590,718	1.8
KRW	2,452,074	7.4
MXN	245,165	0.7
USD	9,048,900	27.2
Total investments	$33,321,138	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-Port Part F.

Artisan Mid Cap Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 98.6%

BANKS - 0.9%
NU Holdings Ltd., Class A*(1)	3,206	$41,323

BEVERAGES - 1.4%
Celsius Holdings, Inc.*	1,085	61,915

BIOTECHNOLOGY - 10.5%
Argenx SE, ADR*(1)	379	162,917
Ascendis Pharma A/S, ADR*(1)	1,066	145,420
Exact Sciences Corp.*	1,029	43,471
Insmed, Inc.*	695	46,557
Ionis Pharmaceuticals, Inc.*	300	14,296
Twist Bioscience Corp.*	1,148	56,566
		469,227

BUILDING PRODUCTS - 1.3%
Trex Co., Inc.*	763	56,581

CAPITAL MARKETS - 2.0%
Tradeweb Markets, Inc., Class A	835	88,495

COMMUNICATIONS EQUIPMENT - 1.7%
Arista Networks, Inc.*	222	77,784

CONSTRUCTION & ENGINEERING - 1.9%
Quanta Services, Inc.	339	86,029

ELECTRICAL EQUIPMENT - 2.2%
Hubbell, Inc., Class B	180	65,783
Vertiv Holdings Co., Class A	388	33,583
		99,366

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
Jabil, Inc.	553	60,161

ENTERTAINMENT - 6.8%
Liberty Media Corp-Liberty Formula One, Class C*	940	67,556
Live Nation Entertainment, Inc.*	756	70,874
Spotify Technology SA*	442	138,584
Take-Two Interactive Software, Inc.*	157	24,489
		301,503

GROUND TRANSPORTATION - 2.2%
Saia, Inc.*	207	98,121

HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
Dexcom, Inc.*	1,093	123,914
Edwards Lifesciences Corp.*	558	51,497
iRhythm Technologies, Inc.*	651	70,094
		245,505

HEALTH CARE TECHNOLOGY - 1.7%
Veeva Systems, Inc., Class A*	425	77,821

HOTELS, RESTAURANTS & LEISURE - 6.2%
Chipotle Mexican Grill, Inc., Class A*	1,869	117,121
Domino’s Pizza, Inc.	147	75,801
DoorDash, Inc., Class A*	458	49,840
Wingstop, Inc.	85	35,751
		278,513

HOUSEHOLD DURABLES - 1.4%
NVR, Inc.*	8	63,349

INSURANCE - 1.4%
Arthur J Gallagher & Co.	247	63,939

IT SERVICES - 3.0%
GoDaddy, Inc., Class A*	327	45,629
MongoDB, Inc., Class A*	98	24,515
Shopify, Inc., Class A*(1)	960	63,393
		133,537

LIFE SCIENCES TOOLS & SERVICES - 5.6%
Gerresheimer AG(1)(2)	653	70,081
Illumina, Inc.*	222	23,208
West Pharmaceutical Services, Inc.	479	157,651
		250,940

MACHINERY - 6.8%
Fortive Corp.	1,125	83,376
Ingersoll Rand, Inc.	1,096	99,554
Westinghouse Air Brake Technologies Corp.	276	43,686
Xylem, Inc.	559	75,792
		302,408

PROFESSIONAL SERVICES - 2.4%
Equifax, Inc.	231	56,114
Verisk Analytics, Inc., Class A	183	49,441
		105,555

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
CoStar Group, Inc.*	790	58,534

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.4%
Lattice Semiconductor Corp.*	2,104	121,999
MACOM Technology Solutions Holdings, Inc.*	499	55,670
Marvell Technology, Inc.	677	47,305
Monolithic Power Systems, Inc.	116	95,381
ON Semiconductor Corp.*	992	68,014
Onto Innovation, Inc.*	147	32,360
		420,729

Artisan Mid Cap Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

	Shares Held	Value
SOFTWARE - 18.8%
Atlassian Corp., Class A*	554	$97,956
Bentley Systems, Inc., Class B	1,219	60,165
CCC Intelligent Solutions Holdings, Inc.*	4,894	54,374
Datadog, Inc., Class A*	747	96,824
Gitlab, Inc., Class A*	522	25,972
HubSpot, Inc.*	196	115,874
Monday.com Ltd.*	207	49,836
Samsara, Inc., Class A*	851	28,675
Synopsys, Inc.*	195	116,202
Tyler Technologies, Inc.*	295	148,402
Zscaler, Inc.*	240	46,159
		840,439

SPECIALTY RETAIL - 1.6%
AutoZone, Inc.*	16	48,733
Dick’s Sporting Goods, Inc.	102	21,896
		70,629

TEXTILES, APPAREL & LUXURY GOODS - 0.6%
Deckers Outdoor Corp.*	27	25,853

TRADING COMPANIES & DISTRIBUTORS - 0.6%
Ferguson plc	143	27,761

Total common stocks
(Cost $2,865,622)		4,406,017

SHORT-TERM INVESTMENT - 1.0%

INVESTMENT COMPANY - 1.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $42,744)	42,744	42,744

Total investments - 99.6%
(Cost $2,908,366)		4,448,761

Other assets less liabilities - 0.4%		20,007
Total net assets - 100.0%#		$4,468,768

Artisan Mid Cap Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Gerresheimer AG	Germany	EUR
NU Holdings Ltd.	Brazil	USD
Shopify, Inc.	Canada	USD

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $70,081, or 1.6% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$301,502	6.8%
Consumer Discretionary	438,344	9.8
Consumer Staples	61,915	1.4
Financials	193,757	4.4
Health Care	1,043,493	23.5
Industrials	775,821	17.4
Information Technology	1,532,651	34.4
Real Estate	58,534	1.3
Short-Term Investment	42,744	1.0
Total investments	$4,448,761	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$70,080	1.6%
USD	4,378,681	98.4
Total investments	$4,448,761	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 98.4%

AEROSPACE & DEFENSE - 1.5%
CAE, Inc.*(1)	869	$16,153

AIR FREIGHT & LOGISTICS - 2.1%
Expeditors International of Washington, Inc.	185	23,118

AUTOMOBILE COMPONENTS - 2.8%
BorgWarner, Inc.	352	11,339
Gentex Corp.	598	20,166
		31,505

BANKS - 10.3%
Fifth Third Bancorp	690	25,168
First Citizens BancShares, Inc., Class A	30	49,858
M&T Bank Corp.	160	24,193
WaFd, Inc.	551	15,753
		114,972

CAPITAL MARKETS - 2.3%
Moelis & Co., Class A	446	25,358

CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.5%
Dollar General Corp.	75	9,905
Kroger Co. (The)	457	22,799
Sysco Corp.	245	17,504
		50,208

DISTRIBUTORS - 2.1%
LKQ Corp.	567	23,579

ELECTRIC UTILITIES - 4.2%
Alliant Energy Corp.	422	21,469
OGE Energy Corp.	705	25,166
		46,635

ELECTRICAL EQUIPMENT - 2.6%
nVent Electric plc	376	28,821

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.1%
Vontier Corp.	916	34,987

ENERGY EQUIPMENT & SERVICES - 2.5%
NOV, Inc.	1,470	27,935

ENTERTAINMENT - 2.6%
Electronic Arts, Inc.	150	20,912
Warner Bros Discovery, Inc.*	1,128	8,395
		29,307
FINANCIAL SERVICES - 2.2%
Corebridge Financial, Inc.	848	24,704

FOOD PRODUCTS - 2.1%
Tyson Foods, Inc., Class A	413	23,596

GROUND TRANSPORTATION - 3.1%
U-Haul Holding Co., Series N	560	33,629
U-Haul Holding Co.*	12	714
		34,343

HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
Baxter International, Inc.	576	19,266
Dentsply Sirona, Inc.	795	19,793
		39,059

HEALTH CARE PROVIDERS & SERVICES - 2.2%
Centene Corp.*	361	23,952

HOTELS, RESTAURANTS & LEISURE - 6.6%
Expedia Group, Inc.*	228	28,758
Marriott International, Inc., Class A	89	21,618
Vail Resorts, Inc.	126	22,629
		73,005

INSURANCE - 6.6%
Arch Capital Group Ltd.*	307	31,003
Globe Life, Inc.	287	23,641
Progressive Corp. (The)	90	18,647
		73,291

INTERACTIVE MEDIA & SERVICES - 1.6%
IAC, Inc.*	376	17,602

LIFE SCIENCES TOOLS & SERVICES - 3.8%
Bio-Rad Laboratories, Inc., Class A*	70	18,989
Waters Corp.*	82	23,886
		42,875

MACHINERY - 2.0%
Otis Worldwide Corp.	230	22,145

MEDIA - 6.4%
Cable One, Inc.	52	18,366
News Corp., Class A	1,178	32,487
Omnicom Group, Inc.	234	20,962
		71,815

PROFESSIONAL SERVICES - 1.4%
Genpact Ltd.	500	16,083

RETAIL REITS - 2.0%
NNN REIT, Inc.	527	22,439

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
Analog Devices, Inc.	222	$50,748

SOFTWARE - 1.9%
Check Point Software Technologies Ltd.*(1)	128	21,049

SPECIALIZED REITS - 4.6%
Lamar Advertising Co., Class A	284	33,970
Public Storage	62	17,737
		51,707

SPECIALTY RETAIL - 1.7%
AutoNation, Inc.*	119	18,913
GNC Holdings, Inc. (escrow shares)*(2)(3)	220	—
		18,913

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.5%
NetApp, Inc.	126	16,265

Total common stocks (Cost $700,631)		1,096,169

SHORT-TERM INVESTMENT - 0.8%

INVESTMENT COMPANY - 0.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $9,396)	9,396	9,396

Total investments - 99.2% (Cost $710,027)		1,105,565
Other assets less liabilities - 0.8%		9,012
Total net assets - 100.0%#		$1,114,577

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
CAE, Inc.	Canada	USD
Check Point Software Technologies Ltd.	Israel	USD

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (B) and (C) in the accompanying notes.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$118,723	10.8%
Consumer Discretionary	147,002	13.3
Consumer Staples	73,804	6.7
Energy	27,935	2.5
Financials	238,325	21.6
Health Care	105,887	9.6
Industrials	140,663	12.7
Information Technology	123,049	11.1
Real Estate	74,146	6.7
Utilities	46,635	4.2
Short-Term Investment	9,396	0.8
Total investments	$1,105,565	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-Port Part F.

Artisan Select Equity Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 92.1%

AUTOMOBILES - 2.6%
Harley-Davidson, Inc.	38	$1,270

BANKS - 3.8%
Citigroup, Inc.	29	1,852

BROADLINE RETAIL - 3.0%
Alibaba Group Holding Ltd., ADR(1)	21	1,483

CAPITAL MARKETS - 9.3%
Bank of New York Mellon Corp. (The)	37	2,203
Charles Schwab Corp. (The)	32	2,353
		4,556

CHEMICALS - 4.4%
Axalta Coating Systems Ltd.*	63	2,141

CONSTRUCTION MATERIALS - 5.3%
Heidelberg Materials AG(1)(2)	25	2,580

CONSUMER FINANCE - 6.3%
American Express Co.	13	3,055

FINANCIAL SERVICES - 5.6%
Berkshire Hathaway, Inc., Class B*	7	2,728

FOOD PRODUCTS - 4.3%
Danone SA(1)(2)	34	2,092

HEALTH CARE PROVIDERS & SERVICES - 10.2%
Elevance Health, Inc.	5	2,776
Henry Schein, Inc.*	35	2,220
		4,996

HOTELS, RESTAURANTS & LEISURE - 5.0%
Aramark	72	2,459

INSURANCE - 10.5%
Aon plc, Class A	3	762
Marsh & McLennan Cos., Inc.	8	1,656
Progressive Corp. (The)	13	2,708
		5,126

INTERACTIVE MEDIA & SERVICES - 11.1%
Alphabet, Inc., Class A	16	2,888
Meta Platforms, Inc., Class A	5	2,510
		5,398

PASSENGER AIRLINES - 1.8%
Southwest Airlines Co.	30	866

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
Lam Research Corp.	2	1,714

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.4%
Samsung Electronics Co. Ltd.(1)(2)	45	2,625

Total common stocks (Cost $33,073)		44,941

SHORT-TERM INVESTMENT - 7.2%

INVESTMENT COMPANY - 7.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $3,495)	3,495	3,495

Total investments - 99.3% (Cost $36,568)		48,436
Other assets less liabilities - 0.7%		335
Total net assets - 100.0%#		$48,771

Artisan Select Equity Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Alibaba Group Holding Ltd.	China	USD
Danone SA	France	EUR
Heidelberg Materials AG	Germany	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $7,297, or 15.0% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$5,398	11.1%
Consumer Discretionary	5,212	10.8
Consumer Staples	2,092	4.3
Financials	17,317	35.8
Health Care	4,996	10.3
Industrials	866	1.8
Information Technology	4,340	9.0
Materials	4,720	9.7
Short-Term Investment	3,495	7.2
Total investments	$48,436	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
EUR	$4,672	9.7%
KRW	2,625	5.4
USD	41,139	84.9
Total investments	$48,436	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Small Cap Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 98.2%

AEROSPACE & DEFENSE - 0.5%
Loar Holdings, Inc.*	155	$8,290

AUTOMOBILE COMPONENTS - 0.8%
Modine Manufacturing Co.*	122	12,178

BEVERAGES - 0.9%
Vita Coco Co., Inc. (The)*	498	13,859

BIOTECHNOLOGY - 24.8%
Argenx SE, ADR*(1)	154	66,408
Ascendis Pharma A/S, ADR*(1)	504	68,774
Cabaletta Bio, Inc.*	159	1,190
Denali Therapeutics, Inc.*	172	3,991
Exact Sciences Corp.*	418	17,675
Halozyme Therapeutics, Inc.*	1,686	88,271
Insmed, Inc.*	235	15,736
Ionis Pharmaceuticals, Inc.*	269	12,797
Iovance Biotherapeutics, Inc.*	2,424	19,438
Twist Bioscience Corp.*	996	49,081
Veracyte, Inc.*	1,461	31,663
		375,024

BUILDING PRODUCTS - 2.7%
Advanced Drainage Systems, Inc.	61	9,794
Trex Co., Inc.*	421	31,194
		40,988

CAPITAL MARKETS - 1.1%
MarketAxess Holdings, Inc.	81	16,188

CONSTRUCTION & ENGINEERING - 1.1%
MYR Group, Inc.*	123	16,716

DIVERSIFIED CONSUMER SERVICES - 1.1%
Duolingo, Inc., Class A*	83	17,229

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.9%
Flex Ltd.*	858	25,303
IPG Photonics Corp.*	67	5,649
Novanta, Inc.*	262	42,769
		73,721

FINANCIAL SERVICES - 0.9%
Shift4 Payments, Inc., Class A*	191	14,041

GROUND TRANSPORTATION - 2.2%
Saia, Inc.*	71	33,473

HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
Inspire Medical Systems, Inc.*	146	19,556
iRhythm Technologies, Inc.*	250	26,869
Lantheus Holdings, Inc.*	97	7,760
Penumbra, Inc.*	80	14,425
PROCEPT BioRobotics Corp.*	229	14,001
		82,611

HOTELS, RESTAURANTS & LEISURE - 2.2%
Dutch Bros, Inc., Class A*	294	12,191
Wingstop, Inc.	48	20,353
		32,544

HOUSEHOLD DURABLES - 2.8%
SharkNinja, Inc.	474	35,640
Smith Douglas Homes Corp.*	292	6,821
		42,461

LIFE SCIENCES TOOLS & SERVICES - 2.7%
Repligen Corp.*	192	24,160
Stevanato Group SpA(1)	928	17,015
		41,175

MACHINERY - 4.0%
John Bean Technologies Corp.	62	5,860
SPX Technologies, Inc.*	389	55,347
		61,207

PERSONAL CARE PRODUCTS - 1.4%
elf Beauty, Inc.*	72	15,178
Inter Parfums, Inc.	51	5,949
		21,127

PROFESSIONAL SERVICES - 1.7%
Dayforce, Inc.*	523	25,950

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.5%
Allegro MicroSystems, Inc.*(1)	762	21,517
Astera Labs, Inc.*	219	13,237
Lattice Semiconductor Corp.*	1,235	71,609
MACOM Technology Solutions Holdings, Inc.*	400	44,612
Onto Innovation, Inc.*	117	25,768
Rambus, Inc.*	224	13,138
		189,881

SOFTWARE - 21.3%
Appfolio, Inc., Class A*	52	12,728
CCC Intelligent Solutions Holdings, Inc.*	3,295	36,611
Clearwater Analytics Holdings, Inc., Class A*	1,319	24,421
Confluent, Inc., Class A*	559	16,502
Elastic NV*	140	15,952
Gitlab, Inc., Class A*	333	16,578
Guidewire Software, Inc.*	575	79,300
Intapp, Inc.*	151	5,524
Procore Technologies, Inc.*	403	26,727
Smartsheet, Inc., Class A*	236	10,400

Artisan Small Cap Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
Sprout Social, Inc., Class A*	258	$9,189
Tyler Technologies, Inc.*	90	45,037
Workiva, Inc., Class A*	315	22,999
		321,968

TEXTILES, APPAREL & LUXURY GOODS - 3.1%
Crocs, Inc.*	203	29,573
On Holding AG, Class A*(1)	460	17,846
		47,419

Total common stocks (Cost $1,042,907)		1,488,050

SHORT-TERM INVESTMENT - 0.4%

INVESTMENT COMPANY - 0.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $6,040)	6,040	6,040

Total investments - 98.6% (Cost $1,048,947)		1,494,090
Other assets less liabilities - 1.4%		21,103
Total net assets - 100.0%#		$1,515,193

Artisan Small Cap Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Allegro MicroSystems, Inc.	Japan	USD
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
On Holding AG	Switzerland	USD
Stevanato Group SpA	Italy	USD

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$151,830	10.2%
Consumer Staples	34,986	2.3
Financials	30,229	2.0
Health Care	498,811	33.4
Industrials	186,624	12.5
Information Technology	585,570	39.2
Short-Term Investment	6,040	0.4
Total investments	$1,494,090	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Sustainable Emerging Markets Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 94.6%

BRAZIL - 8.8%
GPS Participacoes e Empreendimentos SA(1)	660	$2,048
Itau Unibanco Holding SA (Preference)	514	2,975
Lojas Renner SA	353	791
MercadoLibre, Inc.*	3	5,262
Vale SA	193	2,150
VTEX, Class A*	106	773
		13,999
CHILE - 0.4%
Empresa Nacional de Telecomunicaciones SA	137	406
Vina Concha y Toro SA	168	196
		602
CHINA - 14.6%
Alibaba Group Holding Ltd.(2)	486	4,370
Baidu, Inc., Class A*(2)	118	1,273
China Traditional Chinese Medicine Holdings Co. Ltd.*(2)	4,581	2,129
Estun Automation Co. Ltd., Class A(2)	1,450	2,842
Kingsoft Cloud Holdings Ltd., ADR*	100	251
NIO, Inc., ADR*	89	371
Prosus NV(2)	106	3,738
Trip.com Group Ltd.*(2)	53	2,519
Wuxi Biologics Cayman, Inc.*(2)(3)	1,011	1,484
Zhuzhou CRRC Times Electric Co. Ltd., Class H*(2)	1,088	4,290
		23,267
EGYPT - 0.3%
Commercial International Bank - Egypt (CIB), GDR(2)(3)	305	454

GREECE - 2.1%
Alpha Services and Holdings SA*(2)	801	1,308
Metlen Energy & Metals SA(2)	55	2,035
		3,343
HONG KONG - 1.1%
AIA Group Ltd.(2)	248	1,684

INDIA - 11.8%
Dabur India Ltd.(2)	226	1,626
Havells India Ltd.(2)	154	3,362
ICICI Bank Ltd.(2)	441	6,337
Infosys Ltd.(2)	116	2,175
Reliance Industries Ltd.(2)	139	5,202
		18,702
INDONESIA - 1.6%
Bank Rakyat Indonesia Persero Tbk. PT(2)	5,881	1,640
Indofood CBP Sukses Makmur Tbk. PT(2)	1,555	974
		2,614
KAZAKHSTAN - 2.2%
Kaspi.KZ JSC, ADR(3)	27	3,541

MALAYSIA - 1.6%
Frontken Corp. Bhd.(2)	1,470	1,387
MR DIY Group M Bhd.(2)(3)	2,938	1,208
		2,595
MEXICO - 4.1%
Cemex SAB de CV	2,254	1,442
Gentera SAB de CV	1,761	2,182
Vista Energy SAB de CV, ADR*	64	2,928
		6,552
PANAMA - 1.1%
Copa Holdings SA, Class A	18	1,737

PERU - 1.6%
Credicorp Ltd.	16	2,548

POLAND - 1.6%
InPost SA*(2)	142	2,485

ROMANIA - 0.9%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA(2)	53	1,413

RUSSIA - 0.0%
GMK Norilskiy Nickel PAO, ADR*(2)(4)(5)	39	—
Sberbank of Russia PJSC*(2)(4)(5)	265	—
		—
SINGAPORE - 0.4%
Sea Ltd., ADR*	10	687

SOUTH AFRICA - 2.9%
FirstRand Ltd.(2)	595	2,508
Gold Fields Ltd., ADR	37	559
MTN Group Ltd.(2)	344	1,597
		4,664
SOUTH KOREA - 11.9%
Cosmax, Inc.(2)	19	2,612
LG Energy Solution Ltd.*(2)	4	890
Samsung Biologics Co. Ltd.*(2)(3)	5	2,705
Samsung Electronics Co. Ltd.(2)	195	11,451
Shinhan Financial Group Co. Ltd.(2)	38	1,306
		18,964
TAIWAN - 20.5%
E Ink Holdings, Inc.(2)	691	5,391
MediaTek, Inc.(2)	137	5,848
Taiwan Semiconductor Manufacturing Co. Ltd.(2)	717	21,314
		32,553
THAILAND - 0.5%
Bangkok Bank PCL(2)	222	791

UNITED ARAB EMIRATES - 1.0%
ADNOC Logistics & Services(2)	892	1,016
Borouge plc(2)	906	574
		1,590

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
UNITED STATES - 1.3%
Globant SA*	12	$2,053

VIETNAM - 2.3%
Vietnam Technological & Commercial Joint Stock Bank(2)	3,907	3,579

Total common stocks
(Cost $120,112)		150,417

SHORT-TERM INVESTMENT - 3.9%

INVESTMENT COMPANY - 3.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $6,280)	6,280	6,280

Total investments - 98.5% (Cost $126,392)		156,697
Other assets less liabilities - 1.5%		2,441
Total net assets - 100.0%#		$159,138

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $117,517, or 73.8% of total net assets. See notes (B) and (C) in the accompanying notes.
(3)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2024, the value of these securities was $9,392 or 5.9% of net assets.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
GMK Norilskiy Nickel PAO	09/25/2013 - 12/23/2021	$737	$—	0.0%
Sberbank of Russia PJSC	01/08/2019 - 03/25/2020	772	—	0.0

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$4,736	3.0%
Consumer Discretionary	18,259	11.7
Consumer Staples	5,408	3.5
Energy	9,146	5.8
Financials	30,853	19.7
Health Care	6,318	4.0
Industrials	21,076	13.5
Information Technology	48,483	30.9
Materials	4,725	3.0
Utilities	1,413	0.9
Short-Term Investment	6,280	4.0
Total investments	$156,697	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
AED	$1,590	1.0%
BRL	7,964	5.1
CLP	602	0.4
CNY	2,842	1.8
EUR	9,566	6.1
HKD	17,749	11.3
IDR	2,614	1.7
INR	18,702	11.9
KRW	18,964	12.1
MXN	3,624	2.3
MYR	2,595	1.7
RON	1,413	0.9
THB	791	0.5
TWD	32,553	20.8
USD	27,444	17.5
VND	3,579	2.3
ZAR	4,105	2.6
Total investments	$156,697	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Value Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.8%

AEROSPACE & DEFENSE - 5.5%
Airbus SE(1)(2)	53	$7,319
Northrop Grumman Corp.	9	3,711
Safran SA(1)(2)	35	7,434
		18,464

AIR FREIGHT & LOGISTICS - 4.1%
FedEx Corp.	20	6,031
United Parcel Service, Inc., Class B	56	7,690
		13,721

BANKS - 7.3%
Bank of America Corp.	201	8,009
PNC Financial Services Group, Inc. (The)	52	8,036
US Bancorp	216	8,560
		24,605

BEVERAGES - 5.6%
Diageo plc(1)(2)	310	9,753
Heineken Holding NV(1)(2)	115	9,030
		18,783

CAPITAL MARKETS - 7.6%
CME Group, Inc.	37	7,275
Goldman Sachs Group, Inc. (The)	23	10,566
Morgan Stanley	80	7,746
		25,587

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
Dollar General Corp.	35	4,562

ENERGY EQUIPMENT & SERVICES - 2.4%
Schlumberger NV	172	8,096

ENTERTAINMENT - 4.1%
Electronic Arts, Inc.	47	6,599
Walt Disney Co. (The)	56	5,530
Warner Bros Discovery, Inc.*	223	1,661
		13,790

FINANCIAL SERVICES - 8.3%
Berkshire Hathaway, Inc., Class B*	16	6,676
Fiserv, Inc.*	50	7,406
PayPal Holdings, Inc.*	123	7,131
Visa, Inc., Class A	25	6,640
		27,853

FOOD PRODUCTS - 2.7%
Kerry Group plc, Class A(1)(2)	112	9,068

HEALTH CARE EQUIPMENT & SUPPLIES - 5.8%
Baxter International, Inc.	179	6,000
Koninklijke Philips NV*(1)(2)	260	6,536
Medtronic plc	90	7,061
		19,597

HEALTH CARE PROVIDERS & SERVICES - 5.7%
Cigna Group (The)	27	8,979
Humana, Inc.	27	10,072
		19,051

HOTELS, RESTAURANTS & LEISURE - 6.2%
Booking Holdings, Inc.	2	8,458
Compass Group plc(1)(2)	270	7,352
Marriott International, Inc., Class A	20	4,942
		20,752

INSURANCE - 3.0%
Arch Capital Group Ltd.*	99	10,037

INTERACTIVE MEDIA & SERVICES - 8.0%
Alphabet, Inc., Class C	75	13,684
Meta Platforms, Inc., Class A	26	13,048
		26,732

MEDIA - 2.8%
Comcast Corp., Class A	236	9,250

OIL, GAS & CONSUMABLE FUELS - 2.8%
EOG Resources, Inc.	74	9,376

PHARMACEUTICALS - 1.9%
Merck & Co., Inc.	52	6,449

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
NXP Semiconductors NV(1)	22	5,935
Texas Instruments, Inc.	44	8,651
		14,586

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.6%
Samsung Electronics Co. Ltd. (Preference)(1)(2)	113	5,196

TOBACCO - 4.6%
Altria Group, Inc.	145	6,603
Philip Morris International, Inc.	87	8,860
		15,463

Total common stocks (Cost $220,033)		321,018

Artisan Value Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

	Shares Held	Value

SHORT-TERM INVESTMENT - 3.4%

INVESTMENT COMPANY - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $11,398)	11,398	$11,398

Total investments - 99.2% (Cost $231,431)		332,416
Other assets less liabilities - 0.8%		2,805
Total net assets - 100.0%#		$335,221

Artisan Value Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Diageo plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Kerry Group plc	Ireland	EUR
Koninklijke Philips NV	Netherlands	EUR
NXP Semiconductors NV	China	USD
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $61,688, or 18.4% of total net assets. See notes (B) and (C) in the accompanying notes.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$49,772	15.0%
Consumer Discretionary	20,753	6.2
Consumer Staples	47,876	14.4
Energy	17,471	5.3
Financials	88,080	26.5
Health Care	45,098	13.6
Industrials	32,186	9.7
Information Technology	19,782	5.9
Short-Term Investment	11,398	3.4
Total investments	$332,416	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
EUR	$39,388	11.8%
GBP	17,106	5.1
KRW	5,196	1.6
USD	270,726	81.5
Total investments	$332,416	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Value Income Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Principal amount, shares and dollar values in thousands

	Shares Held		Value

COMMON STOCKS AND EQUITY-LINKED SECURITY - 90.4%

AEROSPACE & DEFENSE - 2.3%
Airbus SE(1)(2)	1		$172
Safran SA(1)(2)	1		164
			336
AIR FREIGHT & LOGISTICS - 1.8%
United Parcel Service, Inc., Class B	2		269

AIRLINES - 1.4%
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)(4)	12		214

BANKS - 9.0%
Bank of America Corp.	7		294
Fifth Third Bancorp	5		201
M&T Bank Corp.	2		234
PNC Financial Services Group, Inc. (The)	2		247
US Bancorp	6		250
WaFd, Inc.	4		114
			1,340
BEVERAGES - 6.1%
Coca-Cola Co. (The)	4		224
Diageo plc(1)(2)	10		320
Heineken Holding NV(1)(2)	5		362
			906

CAPITAL MARKETS - 6.6%
CME Group, Inc.	1		280
Goldman Sachs Group, Inc. (The)	—	^	217
Moelis & Co., Class A	4		236
Morgan Stanley	3		250
			983

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
Sysco Corp.	3		182

DISTRIBUTORS - 1.5%
LKQ Corp.	5		220

ELECTRIC UTILITIES - 8.9%
Alliant Energy Corp.	5		266
Evergy, Inc.	4		228
IDACORP, Inc.	2		209
OGE Energy Corp.	9		306
PPL Corp.	12		319
			1,328
ELECTRICAL EQUIPMENT - 0.9%
nVent Electric plc	2		138

FINANCIAL SERVICES - 3.4%
Corebridge Financial, Inc.	10		277
Visa, Inc., Class A	1		221
			498
FOOD PRODUCTS - 3.5%
Kerry Group plc, Class A(1)(2)	3		217
Tyson Foods, Inc., Class A	5		298
			515

GAS UTILITIES - 1.7%
Atmos Energy Corp.	2		255

HEALTH CARE EQUIPMENT & SUPPLIES - 5.8%
Baxter International, Inc.	8		274
Koninklijke Philips NV*(1)(2)	9		232
Medtronic plc	5		356
			862
HEALTH CARE REITS - 1.7%
Universal Health Realty Income Trust	7		256

HOTELS, RESTAURANTS & LEISURE - 3.3%
Compass Group plc(1)(2)	8		217
Vail Resorts, Inc.	1		265
			482
MACHINERY - 2.3%
Otis Worldwide Corp.	4		347

MEDIA - 5.7%
Cable One, Inc.	—	^	161
Comcast Corp., Class A(5)	11		428
Omnicom Group, Inc.	3		263
			852
OIL, GAS & CONSUMABLE FUELS - 2.9%
EOG Resources, Inc.	3		422

PHARMACEUTICALS - 1.8%
Merck & Co., Inc.	2		260

RETAIL REITS - 1.7%
NNN REIT, Inc.	6		245

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
Texas Instruments, Inc.	1		258

SPECIALIZED REITS - 5.8%
Lamar Advertising Co., Class A	5		566
Public Storage	1		300
			866

Artisan Value Income Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal amount, shares and dollar values in thousands

	Shares Held	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.9%
NetApp, Inc.	3	$337
Samsung Electronics Co. Ltd. (Preference)(1)(2)	5	242
		579

TOBACCO - 5.5%
Altria Group, Inc.	8	360
Philip Morris International, Inc.(5)	5	459
		819
Total common stocks and equity-linked security (Cost $12,896)		13,432

	Principal Amount

CORPORATE BONDS - 3.5%

BANKS - 1.2%
M&T Bank Corp., Series E
(SOFR + 3.87%), 9.19%, 8/15/2024(6)(7)	$171	172

BROADLINE RETAIL - 1.3%
ANGI Group LLC
3.88%, 8/15/2028(8)	228	196

MEDIA - 1.0%
Cable One, Inc.
4.00%, 11/15/2030(8)	209	156

Total corporate bonds (Cost $519)		524

CONVERTIBLE BONDS - 2.5%

MEDIA - 1.1%
Cable One, Inc.
Zero Coupon, 3/15/2026	106	93
1.13%, 3/15/2028	97	72
		165

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
Redwood Trust, Inc.
7.75%, 6/15/2027	215	208

Total convertible bonds (Cost $386)		373

	Shares Held

PREFERRED STOCK - 1.7%

BANKS - 1.7%
WaFd, Inc. Series A, 4.88%, (Cost $235)(6)	17	253

SHORT-TERM INVESTMENT - 1.3%

INVESTMENT COMPANY - 1.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $186)	186	186

Total investments - 99.4% (Cost $14,222)		14,768
WRITTEN OPTION CONTRACTS - (0.1)% (Premiums received $(22))		(16)
Other assets less liabilities - 0.7%		108
Total net assets - 100.0%#		$14,860

Artisan Value Income Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Diageo plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Kerry Group plc	Ireland	EUR
Koninklijke Philips NV	Netherlands	EUR
Ryanair Holdings plc	Ireland	USD
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,140, or 14.4% of total net assets. See notes (B) and (C) in the accompanying notes.
(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	03/12/2024 - 05/30/2024	$264	$214	1.4%

(4)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for written options.
(6)	Perpetual security. The rate reflected was the rate in effect on June 30, 2024. The maturity date reflects the next call date.
(7)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

Artisan Value Income Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

WRITTEN OPTION CONTRACTS

Dollar values in thousands except exercise price

Call Options

Number of Contracts‡	Description	Exercise Price		Notional Amount	Expiration Date	Premiums Received by Fund	Market Value	Unrealized Appreciation/ (Depreciation)
4	Airbus SE	EUR	160.00	$51	12/20/24	$(2)	$(1)	$1
2	CME Group, Inc.		$210.00	39	11/15/24	(1)	(1)	—	^
14	Corebridge Financial, Inc.		$36.00	41	10/18/24	(2)	(– )^	2
15	Corebridge Financial, Inc.		$31.00	44	10/18/24	(2)	(2)	—	^
7	NetApp, Inc.		$135.00	90	12/20/24	(5)	(6)	(1)
3	nVent Electric plc		$85.00	23	11/15/24	(2)	(1)	1
5	Otis Worldwide Corp.		$100.00	48	12/20/24	(3)	(2)	1
2	Safran SA	EUR	220.00	39	09/20/24	(1)	(– )^	1
10	US Bancorp		$42.50	40	11/15/24	(2)	(2)	(–	)^
1	Visa, Inc.		$280.00	26	07/19/24	(1)	(– )^	1
1	Visa, Inc.		$290.00	26	12/20/24	(1)	(1)	—	^
Total written option contracts						$(22)	$(16)	$6

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,173	7.9%
Consumer Discretionary	898	6.1
Consumer Staples	2,422	16.4
Energy	422	2.9
Financials	3,452	23.4
Health Care	1,124	7.6
Industrials	1,304	8.8
Information Technology	837	5.7
Real Estate	1,367	9.2
Utilities	1,583	10.7
Short-Term Investment	186	1.3
Total investments	$14,768	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
EUR	$1,147	7.8%
GBP	537	3.6
KRW	242	1.6
USD	12,842	87.0
Total investments	$14,768	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Notes to N-PORT Part F – June 30, 2024 (UNAUDITED)

As of June 30, 2024, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of twenty-one series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A)	Investments in Subsidiaries:

Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The consolidated Schedules of Investments include the holdings of each Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of June 30, 2024, Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. had $3,755,989 in net assets, representing 5.31% of Emerging Markets Debt Opportunities Fund’s net assets and Artisan Global Unconstrained Subsidiary Ltd. had $4,224,994 in net assets, representing 4.05% of Global Unconstrained Fund’s net assets.

(B)	Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) held by the Fund traded on a securities exchange, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost plus accrued interest. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Over-the-counter derivatives (including total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) were valued at the latest net asset value reported by the investment company.

Notes to N-PORT Part F – June 30, 2024 (UNAUDITED)

Fixed income securities, including loan participation notes, are fair valued using prices from the Funds' pricing vendors. Such prices were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Rule 2a-5 under the 1940 Act (Rule 2a-5), established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy compliant with Rule 2a-5 and Rule 31a-4 without resulting in a material impact to the Funds. Artisan Partners was designated by the board of directors as the valuation designee for the Funds pursuant to Rule 2a-5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Procedures for Valuation of Portfolio Securities by Artisan Partners Limited Partnership and under the general oversight of Artisan Partners Funds’ board of directors. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not reliable.

Notes to N-PORT Part F – June 30, 2024 (UNAUDITED)

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.

(C)	Fair Value Measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets is found in Note (B). A description of the fair value leveling techniques is described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, treasury bills, other derivatives, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Notes to N-PORT Part F – June 30, 2024 (UNAUDITED)

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2024 (in thousands). Refer to each Fund’s Schedule of Investments for industry or country classifications.

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks
Americas	$1,169,535	$—	$—		$1,169,535
Emerging Markets	857,121	536,154	—		1,393,275
Europe	103,570	299,563	—		403,133
Pacific Basin	306,301	41,847	—		348,148
Investment Company	58,982	—	—		58,982
Total Investments	$2,495,509	$877,564	$—		$3,373,073

Emerging Markets Debt Opportunities
Sovereign Government Bonds and Bond Participation Notes	$—	$42,483	$850		$43,333
Corporate Bonds	—	10,041	—		10,041
Bank Loans	—	—	1,960		1,960
Sovereign Government Treasury Bills	—	8,943	—		8,943
Investment Companies	1,259	—	—		1,259
Total Investments	$1,259	$61,467	$2,810		$65,536
Foreign Currency Forward Contracts(1)	—	(369)	—		(369)
Futures(1)	(193)	—	—		(193)
Centrally Cleared Credit Default Swaps(1)	—	1	—		1
Centrally Cleared Interest Rate Swaps(1)	—	(204)	—		(204)
Total	$1,066	$60,895	$2,810		$64,771

Floating Rate
Bank Loans	$—	$70,073	$220		$70,293
Corporate Bonds	—	3,891	—		3,891
Warrants	—	—	—	(2)	—
Investment Company	10,210	—	—		10,210
Total Investments	$10,210	$73,964	$220	(2)	$84,394

Focus
Common Stocks	$901,560	$55,331	$—		$956,891
Options Purchased	26,929	—	—		26,929
Investment Company	83,207	—	—		83,207
Total Investments	$1,011,696	$55,331	$—		$1,067,027
Foreign Currency Forward Contracts(1)	—	62	—		62
Total	$1,011,696	$55,393	$—		$1,067,089

Global Discovery
Common Stocks
Americas	$140,903	$—	$—		$140,903
Emerging Markets	2,757	—	—		2,757
Europe	15,133	55,717	—		70,850
Pacific Basin	2,740	5,206	—		7,946
Investment Company	9,734	—	—		9,734
Total Investments	$171,267	$60,923	$—		$232,190

Global Equity
Common Stocks
Americas	$74,555	$—	$—		$74,555
Emerging Markets	1,355	8,104	—	(2)	9,459
Europe	4,984	72,278	—		77,262
Pacific Basin	—	13,601	—		13,601
Investment Company	620	—	—		620
Total Investments	$81,514	$93,983	$—	(2)	$175,497

Global Opportunities
Common Stocks
Americas	$1,487,691	$—	$—		$1,487,691
Emerging Markets	140,574	55,857	—		196,431
Europe	64,198	538,622	—		602,820
Pacific Basin	—	166,585	—		166,585
Investment Company	111,725	—	—		111,725
Total Investments	$1,804,188	$761,064	$—		$2,565,252

Global Unconstrained
Sovereign Government Bonds and Bond Participation Notes	$—	$54,536	$1,122		$55,658
Corporate Bonds	—	10,320	—		10,320
Bank Loans	—	—	2,679		2,679
Common Stocks	1,510	718	—		2,228
Options Purchased	10	—	—		10
Sovereign Government Treasury Bills	—	12,252	—		12,252
U.S. Treasury Obligation	—	5,995	—		5,995
Repurchase Agreements	—	3,999	—		3,999
Investment Companies	3,390	—	—		3,390

Total Investments before securities sold short	$4,910	$87,820	$3,801		$96,531
Common Stocks	—	(984)			(984)
Sovereign Government Bonds	—	(3,971)	—		(3,971)
Total Investments after securities sold short	$4,910	$82,865	$3,801		$91,576
Foreign Currency Forward Contracts(1)	—	67	—		67
Futures(1)	(197)	—	—		(197)
Centrally Cleared Credit Default Swaps(1)	—	(416)	—		(416)
Centrally Cleared Interest Rate Swaps(1)	—	(34)	—		(34)
OTC Credit Default Swaps(1)	—	(5)	—		(5)
OTC Interest Rate Swaps(1)	—	(11)	—		(11)
Total	$4,713	$82,466	$3,801		$90,980

Global Value
Common Stocks
Americas	$1,019,329	$84,958	$—		$1,104,287
Emerging Markets	—	162,374	—		162,374
Europe	—	935,070	—		935,070
Investment Company	161,298	—	—		161,298
Total Investments	$1,180,627	$1,182,402	$—		$2,363,029

High Income
Corporate Bonds	$—	$6,244,794	$—		$6,244,794
Bank Loans	—	1,389,422	6,592		1,396,014
Common Stock	—	13,710	—		13,710
Warrants	—	—	—	(2)	—
Investment Company	838,822	—	—		838,822
Total Investments	$838,822	$7,647,926	$6,592	(2)	$8,493,340
Foreign Currency Forward Contracts(1)	—	(17)	—		(17)
Total	$838,822	$7,647,909	$6,592	(2)	$8,493,323

International
Common Stocks and Equity-Linked Security
Americas	$765,225	$63,990	$—		$829,215
Emerging Markets	77,022	111,119	—	(2)	188,141
Europe	333,556	3,040,548	—		3,374,104
Pacific Basin	—	577,285	—		577,285
Investment Company	128,115	—	—		128,115
Total Investments	$1,303,918	$3,792,942	$—	(2)	$5,096,860

International Explorer
Common Stocks
Americas	$2,727	$6,867	$—		$9,594
Emerging Markets	11,492	10,256	—		21,748
Europe	3,302	71,875	—		75,177
Pacific Basin	—	20,977	—		20,977
Investment Company	17,453	—	—		17,453
Total Investments	$34,974	$109,975	$—		$144,949

International Small-Mid
Common Stocks
Americas	$993,637	$—	$—		$993,637
Emerging Markets	255,211	50,773	—		305,984
Europe	78,775	1,966,338	—		2,045,113
Middle East	204,602	40,249	—		244,851
Pacific Basin	—	718,723	—		718,723
Investment Company	6,179	—	—		6,179
Total Investments	$1,538,404	$2,776,083	$—		$4,314,487

International Value
Common Stocks and Equity-Linked Security
Americas	$5,233,984	$775,730	$—		$6,009,714
Emerging Markets	380,437	4,277,473	136,040		4,793,950
Europe	481,487	17,531,293	—		18,012,780
Pacific Basin	—	590,718	—		590,718
Investment Company	3,773,338	—	—		3,773,338
Miscellaneous Securities	—	140,638	—		140,638
Total Investments	$9,869,246	$23,315,852	$136,040		$33,321,138

Mid Cap
Common Stocks	$4,335,936	$70,081	$—		$4,406,017
Investment Company	42,744	—	—		42,744
Total Investments	$4,378,680	$70,081	$—		$4,448,761

Mid Cap Value
Common Stocks	$1,096,169	$—	$—	(2)	$1,096,169
Investment Company	9,396	—	—		9,396
Total Investments	$1,105,565	$—	$—	(2)	$1,105,565

Select Equity
Common Stocks	$37,644	$7,297	$—		$44,941
Investment Company	3,495	—	—		3,495
Total Investments	$41,139	$7,297	$—		$48,436

Small Cap
Common Stocks	$1,488,050	$—	$—		$1,488,050
Investment Company	6,040	—	—		6,040
Total Investments	$1,494,090	$—	$—		$1,494,090

Sustainable Emerging Markets
Common Stocks
Americas	$2,053	$—	$—		$2,053
Emerging Markets	30,160	115,833	—	(2)	145,993
Pacific Basin	687	1,684	—		2,371
Investment Company	6,280	—	—		6,280
Total Investments	$39,180	$117,517	$—	(2)	$156,697

Value
Common Stocks	$259,330	$61,688	$—		$321,018
Investment Company	11,398	—	—		11,398
Total Investments	$270,728	$61,688	$—		$332,416

Value Income
Common Stocks and Equity-Linked Security	$11,292	$2,140	$—		$13,432
Corporate Bonds	—	524	—		524
Convertible Bonds	—	373	—		373
Preferred Stock	253	—	—		253
Investment Company	186	—	—		186
Total Investments	$11,731	$3,037	$—		$14,768
Written Option Contracts	(16)	—	—		(16)
Total	$11,715	$3,037	$—		$14,752

(1)  Foreign currency forward contracts, futures contracts, OTC swaps and centrally cleared swap contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(2)  Includes one or more securities valued at $0.

Notes to N-PORT Part F – June 30, 2024 (UNAUDITED)

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at June 30, 2024		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Debt Opportunities Fund
Sovereign Government Bond	$850		Single broker quote	Increase
Bank Loan	$1,960		Single broker quote	Increase

Floating Rate Fund
Bank Loan	$220		Discounted cash flow model-derived price based on the evaluated discount margin of comparables	Increase
Warrant	$—	(1)	100% discount for uncertainty of liquidation value	N/A

Global Equity Fund
Common Stock	$—	(1)	Last quote in restricted market less 100% discount	N/A

Global Unconstrained Fund
Sovereign Government Bond	$1,122		Single broker quote	Increase
Bank Loan	$2,679		Single broker quote	Increase

High Income Fund
Bank Loan	$6,592		Discounted cash flow model-derived price based on the evaluated discount margin of comparables	Increase
Warrant	$—	(1)	100% discount for uncertainty of liquidation value	N/A

International Fund
Common Stock	$—	(1)	Last quote in restricted market less 100% discount	N/A

International Value Fund
Common Stock	$136,040		Net collateral, net earned premiums, and fair value of loss reserves	Increase

Mid Cap Value Fund
Common Stock	$—	(1)	100% discount for uncertainty of collectability	N/A

Sustainable Emerging Markets Fund
Common Stock	$—	(1)	Last quote in restricted market less 100% discount	N/A

(1)  Includes one or more securities valued at $0.

As of June 30, 2024, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Debt Opportunities Fund	Floating Rate Fund		Global Equity Fund		Global Unconstrained Fund	High Income Fund		International Fund		International Value Fund	Mid Cap Value Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2023	$301	$—	(1)	$—	(1)	$374	$—	(1)	$—	(1)	$118,830	$—	(1)	$—	(1)
Transfers into Level 3	—	—		—		—	—		—		—	—		—
Net change in unrealized appreciation (depreciation)	(96)	9		—		(130)	274		—		17,210	—		—
Purchases	2,605	277		—		3,557	8,300		—		—	—		—
Sales	—	(68)		—		—	(2,028)		—		—	—		—
Accrued Amortization	— (2)	2		—		— (2)	46		—		—	—		—
Realized Gain/(Loss)	—	—		—		—	—		—		—	—		—
Transfer out of Level 3	—	—		—		—	—		—		—	—		—
Balance as of June 30, 2024	$2,810	$220	(1)	$—	(1)	$3,801	$6,592	(1)	$—	(1)	$136,040	$—	(1)	$—	(1)
Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2024	$(102)	$9		$—		$(138)	$274		$—		$17,210	$—		$—

(1)	Includes one or more securities valued at $0.
(2)	Amount rounds to less than $1.

Notes to N-PORT Part F – June 30, 2024 (UNAUDITED)

(D)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended June 30, 2024 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended June 30, 2024.

Transactions in securities of affiliates:

	As of 09/30/2023						As of 06/30/2024
Funds	Shares Balance	Value	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	Shares Balance	Value	Dividend Income@
International Explorer Fund
M&C Saatchi plc‡(1)	3,589	$6,129	$5,451	$—	$—	$3,571	6,144	$15,151	$119
Total		$6,129	$5,451	$—	$—	$3,571		$15,151	$119

International Small-Mid Fund
CKD Corp.†(1)	3,657	$50,388	$—	$(24,425)	$(506)	$23,969	2,479	$49,426	$402
Daikokutenbussan Co. Ltd.†(1)	762	32,099	—	(2,057)	(1,155)	9,303	719	38,190	136
Total#		$82,487	$—	$(26,482)	$(1,661)	$33,272		$—	$538

International Value Fund
Berkeley Group Holdings plc(1)	5,947	$296,654	$—	$—	$—	$46,638	5,947	$343,292	$4,994
Sensata Technologies Holding plc‡	7,196	272,168	81,301	—	—	(5,571)	9,305	347,898	2,591
Total		$568,822	$81,301	$—	$—	$41,067		$691,190	$7,585

@ Net of foreign taxes withheld, if any.

†  Issuer was not an affiliate as of June 30, 2024.

‡  Issuer was not an affiliate as of September 30, 2023.

#  Total value as of June 30, 2024 is presented only for those issuers that were affiliates as of June 30, 2024.

(1)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes (B) and (C).